  PROSPECTUS                                                    March 3, 1997
  EVERGREEN(SM) INTERNATIONAL/GLOBAL GROWTH FUNDS                (Evergreen Logo
  EVERGREEN EMERGING MARKETS GROWTH FUND                         appears here)
  EVERGREEN INTERNATIONAL EQUITY FUND
  EVERGREEN GLOBAL REAL ESTATE EQUITY FUND
  EVERGREEN GLOBAL LEADERS FUND
  CLASS A SHARES
  CLASS B SHARES
  CLASS C SHARES
           The Evergreen International/Global Growth Funds (the "Funds") are designed to provide investors with a selection of investment alternatives which seek to provide capital growth and diversification. This Prospectus provides information regarding the Class A, Class B and Class C shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.
           A Statement of Additional Information for the Funds dated March 3, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 807-2940. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF
  ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED
  OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT
  INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
  TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREENSM is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS                                   12
         Investment Objectives and Policies                12
         Investment Practices and Restrictions             14
         Special Risk Considerations                       19
MANAGEMENT OF THE FUNDS                                    20
         Investment Advisers                               20
         Sub-Advisers                                      22
         Distribution Plans and Agreements                 22
PURCHASE AND REDEMPTION OF SHARES                          23
         How to Buy Shares                                 23
         How to Redeem Shares                              26
         Exchange Privilege                                27
         Shareholder Services                              28
         Effect of Banking Laws                            28
OTHER INFORMATION                                          29
         Dividends, Distributions and Taxes                29
         General Information                               30

                             OVERVIEW OF THE FUNDS
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The investment adviser to EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND is Evergreen Asset Management Corp. which, with its predecessors, has served as an investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset Management Corp. is a wholly-owned subsidiary of First Union National Bank of North Carolina, which in turn is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States. The Capital Management Group of First Union National Bank of North Carolina serves as investment adviser to EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN INTERNATIONAL EQUITY FUND.
       EVERGREEN EMERGING MARKETS GROWTH FUND seeks to provide long-term capital appreciation. The EVERGREEN EMERGING MARKETS GROWTH FUND invests in equity securities of issuers located in countries with emerging markets.
       EVERGREEN INTERNATIONAL EQUITY FUND seeks to provide long-term capital appreciation. The EVERGREEN INTERNATIONAL EQUITY FUND invests in equity securities of non-U.S. issuers.
       EVERGREEN GLOBAL REAL ESTATE EQUITY FUND seeks long-term capital growth. Current income is a secondary objective. It invests primarily in equity securities of United States and non-United States companies which are principally engaged in the real estate industry or which own significant real estate assets. It will not purchase direct interests in real estate.
       EVERGREEN GLOBAL LEADERS FUND seeks to achieve capital appreciation by investing primarily in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund's investment adviser will attempt to screen the largest companies in the world's major industrialized countries and cause the Fund to invest, in the opinion of the Fund's investment adviser, in the 100 best based on certain qualitative and quantitative criteria, including those with the highest return on equity and consistent earnings growth.
       THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in each Class A, Class B and Class C Shares of a Fund. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares".

SHAREHOLDER TRANSACTION EXPENSES                     Class A Shares                  Class B Shares                   Class C Shares
Maximum Sales Charge Imposed on Purchases
(as a % of offering price)                                4.75%                           None                            None
Sales Charge on Dividend Reinvestments                     None                           None                            None
Contingent Deferred Sales Charge                                           5% during the first year, 4% during the    1% during the
(as a % of original purchase price or redemption                       second year, 3% during the third and fourth      first year
proceeds, whichever is lower)                                           years, 2% during the fifth year, 1% during        and 0%
                                                           None         the sixth year and 0% after the sixth year      thereafter
Redemption Fee                                             None                           None                            None
Exchange Fee                                               None                           None                            None

       The following tables show for each Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to each Class of Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming
(i) a 5% annual return, and (ii) redemption at the end of each period and, additionally for Class B and C, no redemption at the end of each period.
       In the following examples (i) the expenses for Class A Shares assume deduction of the maximum 4.75% sales charge at the time of purchase, (ii) the expenses for Class B Shares and Class C Shares assume deduction at the time of redemption (if applicable) of the maximum contingent deferred sales charge applicable for that time period, and (iii) the expenses for Class B Shares reflect the conversion to Class A Shares eight years after purchase (years eight through ten, therefore, reflect Class A expenses).
EVERGREEN EMERGING MARKETS GROWTH FUND

                                                                                                   EXAMPLES
                            ANNUAL OPERATING EXPENSES**                       ASSUMING REDEMPTION AT END OF       ASSUMING NO
                                                                                         PERIOD                    REDEMPTION
                           CLASS A    CLASS B    CLASS C                      CLASS A    CLASS B    CLASS C    CLASS B    CLASS C
Management Fees             1.50%      1.50%      1.50%    After 1 Year        $  69      $  80      $  40      $  30      $  30
12b-1 Fees*                  .25%       .75%       .75%    After 3 Years       $ 114      $ 123      $  93      $  93      $  93
Shareholder Service Fees       --       .25%       .25%    After 5 Years       $ 162      $ 178      $ 158      $ 158      $ 158
Other Expenses***            .50%       .50%       .50%    After 10 Years      $ 294      $ 306      $ 332      $ 306      $ 332
Total                       2.25%      3.00%      3.00%

EVERGREEN INTERNATIONAL EQUITY FUND

                                                                                                   EXAMPLES
                            ANNUAL OPERATING EXPENSES**                       ASSUMING REDEMPTION AT END OF       ASSUMING NO
                                                                                         PERIOD                    REDEMPTION
                           CLASS A    CLASS B    CLASS C                      CLASS A    CLASS B    CLASS C    CLASS B    CLASS C
Management Fees              .77%       .77%       .77%    After 1 Year        $  62      $  73      $  33      $  23      $  23
12b-1 Fees*                  .25%       .75%       .75%    After 3 Years       $  93      $ 100      $  70      $  70      $  70
Shareholder Service Fees       --       .25%       .25%    After 5 Years       $ 125      $ 140      $ 120      $ 120      $ 120
Other Expenses***            .48%       .48%       .48%    After 10 Years      $ 218      $ 231      $ 258      $ 231      $ 258
Total                       1.50%      2.25%      2.25%

EVERGREEN GLOBAL REAL ESTATE EQUITY FUND

                                                                                                   EXAMPLES
                            ANNUAL OPERATING EXPENSES**                       ASSUMING REDEMPTION AT END OF       ASSUMING NO
                                                                                         PERIOD                    REDEMPTION
                           CLASS A    CLASS B    CLASS C                      CLASS A    CLASS B    CLASS C    CLASS B    CLASS C
Management Fees             1.00%      1.00%      1.00%    After 1 Year        $  66      $  77      $  37      $  27      $  27
12b-1 Fees*                  .25%      1.00%      1.00%    After 3 Years       $ 105      $ 113      $  83      $  83      $  83
Other Expenses               .67%       .67%       .67%    After 5 Years       $ 146      $ 161      $ 141      $ 141      $ 141
Total                       1.92%      2.67%      2.67%    After 10 Years      $ 261      $ 274      $ 300      $ 274      $ 300

EVERGREEN GLOBAL LEADERS FUND

                                                                                                   EXAMPLES
                            ANNUAL OPERATING EXPENSES**                       ASSUMING REDEMPTION AT END OF       ASSUMING NO
                                                                                         PERIOD                    REDEMPTION
                           CLASS A    CLASS B    CLASS C                      CLASS A    CLASS B    CLASS C    CLASS B    CLASS C
Management Fees              .95%       .95%       .95%    After 1 Year        $  67      $  78      $  38      $  28      $  28
12b-1 Fees*                  .25%      1.00%      1.00%    After 3 Years       $ 107      $ 115      $  85      $  85      $  85
Other Expenses ***           .80%       .80%       .80%    After 5 Years       $ 150      $ 165      $ 145      $ 145      $ 145
Total                       2.00%      2.75%      2.75%    After 10 Years      $ 269      $ 282      $ 308      $ 282      $ 308

 * Class A Shares can pay up to .75 of 1% of average net assets as a 12b-1 Fee. For the foreseeable future, the Class A 12b-1 Fees will be limited to .25 of 1% of average net assets. For Class B and Class C Shares of EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND, a portion of the 12b-1 Fees equivalent to .25 of 1% of average net assets will be shareholder servicing-related. Distribution-related 12b-1 Fees will be limited to .75 of 1% of average net assets as permitted under the rules of the National Association of Securities Dealers, Inc.
 ** The annual operating expenses and examples do not reflect certain fee waivers and expense reimbursements for the most recent fiscal period. Actual expenses net of fee waivers and expense reimbursements for the fiscal period ended October 31, 1996 for Class A, B and C Shares were as follows:

                                                              CLASS A    CLASS B    CLASS C
Evergreen Emerging Markets Growth Fund                          1.74%      2.50%      2.51%
Evergreen International Equity Fund                             1.24%      2.00%      1.99%
Evergreen Global Real Estate Equity Fund                        1.79%      2.56%      2.54%
Evergreen Global Leaders Fund                                   1.75%      2.50%      2.50%

*** Reflects agreements by the investment advisers to limit operating expenses
    (including investment advisory fees, but excluding interest, taxes, brokerage commissions, Rule 12b-1 Fees, shareholder servicing fees and extraordinary expenses) of Evergreen Emerging Markets Growth Fund, Evergreen International Equity Fund and Evergreen Global Leaders Fund to 2.00%, 1.25% and 1.75% for the forseeable future. Absent such agreements, the actual annual operating expenses for each Fund for the year ended October 31, 1996 were as follows:

                                                              CLASS A    CLASS B    CLASS C
Evergreen Emerging Markets Growth Fund                          3.58%      4.34%      4.31%
Evergreen International Equity Fund                             1.66%      2.42%      2.43%
Evergreen Global Leaders Fund                                   2.16%      2.93%      2.93%

       From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the most recent fiscal period. Such expenses have been restated to reflect current fee arrangements. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds". As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.
                                       4

                              FINANCIAL HIGHLIGHTS
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the fiscal year ended October 31, 1996 for EVERGREEN EMERGING MARKETS GROWTH FUND, EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND has been audited by Price Waterhouse LLP, each Fund's independent auditors. The information in the tables for EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN INTERNATIONAL EQUITY FUND for each of the fiscal periods ended October 31, 1995 and December 31, 1994 was audited by KPMG Peat Marwick LLP. The information in the tables for the five most recent fiscal years for EVERGREEN GLOBAL REAL ESTATE EQUITY FUND has been audited by Price Waterhouse LLP, the Fund's independent auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.
EVERGREEN EMERGING MARKETS GROWTH FUND

                                                          CLASS A SHARES                              CLASS B SHARES
                                                                          SEPTEMBER 6,                                SEPTEMBER 6,
                                                YEAR        TEN MONTHS       1994*          YEAR        TEN MONTHS       1994*
                                                ENDED         ENDED         THROUGH         ENDED         ENDED         THROUGH
                                             OCTOBER 31,   OCTOBER 31,    DECEMBER 31,   OCTOBER 31,   OCTOBER 31,    DECEMBER 31,
                                                1996|         1995#           1994          1996|         1995#           1994
PER SHARE DATA:
Net asset value, beginning of period.......      $7.90         $8.17         $10.00          $7.85         $8.16         $10.00
Income (loss) from investment operations:
  Net investment income (loss).............       (.01)          .05             --           (.08)          .01           (.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions...........................        .62          (.32)         (1.83)           .62          (.32)         (1.82)
    Total from investment operations.......        .61          (.27)         (1.83)           .54          (.31)         (1.84)
Less distributions to shareholders from net
  investment income........................       (.05)           --             --             --            --             --
Net asset value, end of period.............      $8.46         $7.90          $8.17          $8.39         $7.85          $8.16
TOTAL RETURN+..............................       7.7%         (3.3%)        (18.3%)          6.9%         (3.8%)        (18.4%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted).................................     $1,645        $1,117           $867         $2,881        $1,940         $1,589
Ratios to average net assets:
  Expenses**...............................      1.74%         1.73%++        1.78%++        2.50%         2.48%++        2.53%++
  Net investment income (loss)**...........      (.09%)         .76%++        (.12%)++       (.87%)         .03%++        (.84%)++
Portfolio turnover rate....................       107%           65%            17%           107%           65%            17%
Average commission rate paid...............    $ .0103           N/A            N/A        $ .0103           N/A            N/A

| Per share data is calculated based on average shares outstanding during the period.
*  Commencement of operations.
#  The Fund changed its year end from December 31 to October 31.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment loss to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                        CLASS A SHARES                              CLASS B SHARES
                                                                        SEPTEMBER 6,                                SEPTEMBER 6,
                                              YEAR        TEN MONTHS       1994*          YEAR        TEN MONTHS       1994*
                                              ENDED         ENDED         THROUGH         ENDED         ENDED         THROUGH
                                           OCTOBER 31,   OCTOBER 31,    DECEMBER 31,   OCTOBER 31,   OCTOBER 31,    DECEMBER 31,
                                              1996          1995#           1994          1996          1995#           1994
Expenses.................................      3.58%         3.97%          3.96%          4.34%         4.72%          4.71%
Net investment loss......................     (1.93%)       (1.48%)        (2.30%)        (2.71%)       (2.21%)        (3.02%)

                                       5                                 46812 A

EVERGREEN EMERGING MARKETS GROWTH FUND

                                                         CLASS C SHARES                               CLASS Y SHARES
                                                                         SEPTEMBER 6,                                 SEPTEMBER 6,
                                               YEAR        TEN MONTHS       1994*           YEAR        TEN MONTHS       1994*
                                              ENDED          ENDED         THROUGH         ENDED          ENDED         THROUGH
                                           OCTOBER 31,    OCTOBER 31,    DECEMBER 31,   OCTOBER 31,    OCTOBER 31,    DECEMBER 31,
                                              1996|          1995#           1994          1996|          1995#           1994
PER SHARE DATA:
Net asset value, beginning of period.....       $7.84          $8.16         $10.00          $7.92          $8.17         $10.00
Income (loss) from investment operations:
  Net investment income (loss)...........        (.08)           .02           (.02)           .01            .05            .01
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions.........................         .62           (.34)         (1.82)           .62           (.30)         (1.84)
    Total from investment operations.....         .54           (.32)         (1.84)           .63           (.25)         (1.83)
Less distributions to shareholders from
  net investment income..................          --             --             --           (.07)            --             --
Net asset value, end of period...........       $8.38          $7.84          $8.16          $8.48          $7.92          $8.17
TOTAL RETURN+............................        6.9%          (3.9%)        (18.4%)          7.9%          (3.1%)        (18.3%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted)...............................         $85            $56            $89        $28,959         $9,355         $5,878
Ratios to average net assets:
  Expenses**.............................       2.51%          2.50%++        2.53%++        1.50%          1.48%++        1.53%++
  Net investment income (loss)**.........       (.91%)          .72%++        (.82%)++        .11%           .94%++         .43%++
Portfolio turnover rate..................        107%            65%            17%           107%            65%            17%
Average commission rate paid.............      $.0103            N/A            N/A         $.0103            N/A            N/A

| Per share data is calculated based on average shares outstanding during the period.
*  Commencement of operations.
#  The Fund changed its year end from December 31 to October 31.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment loss to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                        CLASS C SHARES                              CLASS Y SHARES
                                                                        SEPTEMBER 6,                                SEPTEMBER 6,
                                              YEAR        TEN MONTHS       1994*          YEAR        TEN MONTHS       1994*
                                              ENDED         ENDED         THROUGH         ENDED         ENDED         THROUGH
                                           OCTOBER 31,   OCTOBER 31,    DECEMBER 31,   OCTOBER 31,   OCTOBER 31,    DECEMBER 31,
                                              1996          1995#           1994          1996          1995#           1994
Expenses.................................      4.31%         4.74%          4.71%          3.27%         3.72%          3.71%
Net investment loss......................     (2.71%)       (1.52%)        (3.00%)        (1.66%)       (1.30%)        (1.75%)

EVERGREEN INTERNATIONAL EQUITY FUND

                                                    CLASS A SHARES                                 CLASS B SHARES
                                                                     SEPTEMBER 2,                                   SEPTEMBER 2,
                                         YEAR         TEN MONTHS        1994*           YEAR         TEN MONTHS        1994*
                                         ENDED          ENDED          THROUGH          ENDED          ENDED          THROUGH
                                      OCTOBER 31,    OCTOBER 31,     DECEMBER 31,    OCTOBER 31,    OCTOBER 31,     DECEMBER 31,
                                         1996|          1995#            1994           1996|          1995#            1994
PER SHARE DATA:
Net asset value, beginning of
  period...........................       $9.58          $9.50          $10.00           $9.53          $9.50          $10.00
Income (loss) from investment
  operations:
  Net investment income............         .17            .09             .02             .11            .06              --
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency
    transactions...................         .78             --            (.52)            .76           (.03)           (.50)
    Total from investment
      operations...................         .95            .09            (.50)            .87            .03            (.50)
Less distributions to shareholders
  from net investment income.......        (.10)          (.01)             --            (.03)            --              --
Net asset value, end of period.....      $10.43          $9.58           $9.50          $10.37          $9.53           $9.50
TOTAL RETURN+......................        9.9%           1.1%           (5.1%)           9.2%            .5%           (5.2%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted).........................      $7,234         $3,594          $2,545         $14,110         $7,278          $5,602
Ratios to average net assets:
  Expenses**.......................       1.24%          1.19%++         1.26%++         2.00%          1.94%++         2.02%++
  Net investment income**..........       1.65%          1.38%++          .91%++         1.05%           .66%++          .10%++
Portfolio turnover rate............        113%             4%              1%            113%             4%              1%
Average commission rate paid.......      $.0068            N/A             N/A          $.0068            N/A             N/A

*  Commencement of operations.
#  The Fund changed its year end from December 31 to October 31.
| Per share data is calculated based on average shares outstanding during the period.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                   CLASS A SHARES                                 CLASS B SHARES
                                                                    SEPTEMBER 2,                                   SEPTEMBER 2,
                                        YEAR         TEN MONTHS        1994*           YEAR         TEN MONTHS        1994*
                                        ENDED          ENDED          THROUGH          ENDED          ENDED          THROUGH
                                     OCTOBER 31,    OCTOBER 31,     DECEMBER 31,    OCTOBER 31,    OCTOBER 31,     DECEMBER 31,
                                        1996           1995#            1994           1996           1995#            1994
Expenses..........................      1.66%           1.84%           2.09%          2.42%           2.59%           2.85%
Net investment income (loss)......      1.23%            .73%            .08%           .63%            .01%          (.73%)

EVERGREEN INTERNATIONAL EQUITY FUND

                                                    CLASS C SHARES                                 CLASS Y SHARES
                                                                     SEPTEMBER 2,                                   SEPTEMBER 2,
                                         YEAR         TEN MONTHS        1994*           YEAR         TEN MONTHS        1994*
                                         ENDED          ENDED          THROUGH          ENDED          ENDED          THROUGH
                                      OCTOBER 31,    OCTOBER 31,     DECEMBER 31,    OCTOBER 31,    OCTOBER 31,     DECEMBER 31,
                                         1996|          1995#            1994           1996|          1995#            1994
PER SHARE DATA:
Net asset value, beginning of
  period...........................       $9.53         $ 9.49          $10.00            $9.60          $9.50          $10.00
Income (loss) from investment
  operations:
  Net investment income............         .12            .08             .03              .20            .08             .02
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency
    transactions...................         .76           (.04)           (.54)             .78            .03            (.51)
    Total from investment
      operations...................         .88            .04            (.51)             .98            .11            (.49)
Less distributions to shareholders
  from net investment income.......         (.0)(a)         --              --             (.12)          (.01)           (.01)
Net asset value, end of period.....      $10.41          $9.53           $9.49           $10.46          $9.60           $9.50
TOTAL RETURN+......................        9.3%            .5%           (5.2%)           10.3%           1.3%           (5.0%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted).........................        $188           $196            $163         $124,695        $49,575         $23,830
Ratios to average net assets:
  Expenses**.......................       1.99%          1.94%++         2.01%++           .99%           .94%++         1.06%++
  Net investment income**..........       1.16%           .79%++          .85%++          1.95%          1.58%++         1.03%++
Portfolio turnover rate............        113%             4%              1%             113%             4%              1%
Average commission rate paid.......      $.0068            N/A             N/A           $.0068            N/A             N/A

(a) Less than one cent per share.
*  Commencement of operations.
#  The Fund changed its year end from December 31 to October 31.
| Per share data is calculated based on average shares outstanding during the period.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                   CLASS C SHARES                                 CLASS Y SHARES
                                                                    SEPTEMBER 2,                                   SEPTEMBER 2,
                                        YEAR         TEN MONTHS        1994*           YEAR         TEN MONTHS        1994*
                                        ENDED          ENDED          THROUGH          ENDED          ENDED          THROUGH
                                     OCTOBER 31,    OCTOBER 31,     DECEMBER 31,    OCTOBER 31,    OCTOBER 31,     DECEMBER 31,
                                        1996           1995#            1994           1996           1995#            1994
Expenses..........................      2.43%           2.59%           2.84%          1.41%           1.59%           1.89%
Net investment income.............       .72%            .14%            .02%          1.53%            .93%            .20%

EVERGREEN GLOBAL REAL ESTATE EQUITY FUND -- CLASS Y SHARES

                                               ONE MONTH                   NINE MONTHS
                                 YEAR ENDED      ENDED      YEAR ENDED        ENDED
                                 OCTOBER 31,  OCTOBER 31,  SEPTEMBER 30,  SEPTEMBER 30,          YEAR ENDED DECEMBER 31,
                                    1996|       1995##         1995           1994#        1993       1992      1991      1990
PER SHARE DATA:
Net asset value, beginning of
 period.........................    $11.59       $12.13        $13.81          $14.75       $9.86     $9.16     $8.10     $10.03
Income (loss) from investment
 operations:
 Net investment income (loss)...       .01         (.01)          .11             .07          --      (.01)     (.02)      (.03)
 Net realized and unrealized
   gain (loss) on investments...       .71         (.53)        (1.17)          (1.01)       5.07       .94      1.08      (1.90)
 Total from investment
   operations...................       .72         (.54)        (1.06)           (.94)       5.07       .93      1.06      (1.93)
Less distributions to
 shareholders from:
 Net investment income..........        --           --          (.10)             --          --        --        --         --
 Net realized gains.............        --           --          (.52)             --        (.18)     (.23)       --         --
 Total distributions............        --           --          (.62)             --        (.18)     (.23)       --         --
Net asset value, end of
 period.........................    $12.31       $11.59        $12.13          $13.81      $14.75     $9.86     $9.16      $8.10
TOTAL RETURN+...................      6.2%        (4.5%)        (7.7%)          (6.4%)      51.4%     10.2%     13.1%     (19.2%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted).......................   $47,502      $61,418       $67,645        $132,294    $146,173    $8,618    $7,557     $6,004
Ratios to average net assets:
 Operating expenses.............     1.62%**      1.62%++       1.54%           1.46%++     1.56%**   2.00%**   2.00%**    2.00%**
 Interest expense...............      .03%         .03%++        .05%            .08%++        --        --        --         --
 Net investment income (loss)...      .11%**     (1.14%)++       .92%            .56%++      .03%**   (.10%**   (.27%)**   (.39%)**
Portfolio turnover rate.........       25%           1%           28%             63%         88%      245%      207%       325%
Average commission rate paid....    $.0037          N/A           N/A             N/A         N/A       N/A       N/A        N/A
                                  FEBRUARY 1, 1989*
                                       THROUGH
                                    DECEMBER 31,
                                        1989
PER SHARE DATA:
Net asset value, beginning of
 period.........................        $10.00
Income (loss) from investment
 operations:
 Net investment income (loss)...           .17
 Net realized and unrealized
   gain (loss) on investments...           .03
 Total from investment
   operations...................           .20
Less distributions to
 shareholders from:
 Net investment income..........          (.17)
 Net realized gains.............            --
 Total distributions............          (.17)
Net asset value, end of
 period.........................        $10.03
TOTAL RETURN+...................          2.0%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted).......................        $7,336
Ratios to average net assets:
 Operating expenses.............         2.00%**++
 Interest expense...............            --
 Net investment income (loss)...         2.23%**++
Portfolio turnover rate.........          151%
Average commission rate paid....           N/A

#  The Fund changed its fiscal year end from December 31 to September 30.
##  The Fund changed its fiscal year end from September 30 to October 31.
*  Commencement of operations.
|  Calculated based on average shares outstanding during the period.
+ Total return is calculated on net asset value per share and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                                YEAR ENDED
                                                                OCTOBER 31,             YEAR ENDED DECEMBER 31,
                                                                   1996          1993       1992       1991       1990
Operating expenses..........................................       1.67%         1.64%      3.72%      3.76%      3.99%
Net investment income (loss)................................        .06%         (.05%)    (1.82%)    (2.02%)    (2.38%)
                                                              FEBRUARY 1, 1989
                                                                   THROUGH
                                                                DECEMBER 31,
                                                                    1989
Operating expenses..........................................         3.17%
Net investment income (loss)................................         1.06%

EVERGREEN GLOBAL REAL ESTATE EQUITY FUND -- CLASS A, B AND C SHARES

                                      CLASS A SHARES                              CLASS B SHARES                   CLASS C
                                                     FEBRUARY 10,                                 FEBRUARY 8,
                                        ONE MONTH        1995*                      ONE MONTH        1995*         SHARES
                         YEAR ENDED       ENDED         THROUGH      YEAR ENDED       ENDED         THROUGH      YEAR ENDED
                         OCTOBER 31,   OCTOBER 31,   SEPTEMBER 30,   OCTOBER 31,   OCTOBER 31,   SEPTEMBER 30,   OCTOBER 31,
                            1996         1995##          1995           1996         1995##          1995           1996
PER SHARE DATA:+
Net asset value,
 beginning of period...      $11.58        $12.12         $11.46         $11.53        $12.08         $11.44         $11.53
Income (loss) from
 investment operations:
 Net investment income
   (loss)..............         .06          (.01)           .07           (.13)         (.02)           .08           (.13)
 Net realized and
   unrealized gain
   (loss) on
   investments.........         .64          (.53)           .59            .74          (.53)           .56            .74
 Total income (loss)
   from investment
   operations..........         .70          (.54)           .66            .61          (.55)           .64            .61
Net asset value, end of
 period................      $12.28        $11.58         $12.12         $12.14        $11.53         $12.08         $12.14
TOTAL RETURN++.........        6.0%         (4.5%)          5.8%           5.3%         (4.6%)          5.6%           5.3%
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's
 omitted)..............        $721       $74,376        $66,261           $134       $99,964       $128,117             $8
Ratios to average net
 assets:
 Operating
   expenses++..........       1.79%         1.73%**        1.61%**        2.56%         2.44%**        2.42%**        2.54%
 Interest expense......        .03%          .03%**         .01%**         .03%          .03%**         .03%**         .03%
 Net investment income
   (loss)++............        .40%        (1.26%)**        .98%**       (1.03%)       (1.98%)**       1.38%**       (1.06%)
Portfolio turnover
 rate..................         25%            1%            28%#           25%            1%            28%#           25%
Average commission rate
 paid..................      $.0037           N/A            N/A         $.0037           N/A            N/A         $.0037

                                        FEBRUARY 9,
                          ONE MONTH        1995*
                            ENDED         THROUGH
                         OCTOBER 31,   SEPTEMBER 30,
                           1995##          1995
PER SHARE DATA:+
Net asset value,
 beginning of period...      $12.08         $11.43
Income (loss) from
 investment operations:
 Net investment income
   (loss)..............        (.02)           .06
 Net realized and
   unrealized gain
   (loss) on
   investments.........        (.53)           .59
 Total income (loss)
   from investment
   operations..........        (.55)           .65
Net asset value, end of
 period................      $11.53         $12.08
TOTAL RETURN++.........       (4.6%)          5.7%
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's
 omitted)..............      $3,643         $6,811
Ratios to average net
 assets:
 Operating
   expenses++..........       2.37%**        1.54%**
 Interest expense......        .02%**         .01%**
 Net investment income
   (loss)++............      (1.94%)**        .86%**
Portfolio turnover
 rate..................          1%            28%#
Average commission rate
 paid..................         N/A            N/A

*  Commencement of class operations.
** Annualized. Due to the recent commencement of their offering, the ratios for Class A, Class B and Class C shares are not necessarily comparable to that of the Class Y shares, and are not necessarily indicative of future ratios.
+  Calculated based on average shares outstanding during the period.
++ Total return is calculated for the periods indicated and is not annualized.
   Initial sales charge or contingent deferred sales charges are not reflected. # Portfolio turnover rate is calculated for the year ended September 30, 1995. ## The Fund changed its fiscal year end from September 30 to October 31.
++ Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment loss to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                      CLASS A SHARES                              CLASS B SHARES                   CLASS C
                                                     FEBRUARY 10,                                 FEBRUARY 8,
                                        ONE MONTH        1995*                      ONE MONTH        1995*         SHARES
                         YEAR ENDED       ENDED         THROUGH      YEAR ENDED       ENDED         THROUGH      YEAR ENDED
                         OCTOBER 31,   OCTOBER 31,   SEPTEMBER 30,   OCTOBER 31,   OCTOBER 31,   SEPTEMBER 30,   OCTOBER 31,
                            1996          1995           1995           1996          1995           1995           1996
Operating expenses.....       2.97%        46.90%         21.59%         14.45%        31.39%         82.74%        118.64%
Net investment loss....       (.78%)      (46.44%)       (19.00%)       (12.92%)      (30.94%)       (79.94%)      (117.16%)

                                        FEBRUARY 9,
                          ONE MONTH        1995*
                            ENDED         THROUGH
                         OCTOBER 31,   SEPTEMBER 30,
                            1995           1995
Operating expenses.....     570.26%        269.60%
Net investment loss....    (569.83%)      (266.32%)

EVERGREEN GLOBAL LEADERS FUND

                                                     CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
                                                     JUNE 3, 1996*       JUNE 3, 1996*       JUNE 3, 1996*       CLASS Y SHARES
                                                        THROUGH             THROUGH             THROUGH            YEAR ENDED
                                                    OCTOBER 31,1996     OCTOBER 31, 1996    OCTOBER 31, 1996    OCTOBER 31, 1996
PER SHARE DATA:++
Net asset value, beginning of period.............         $11.29              $11.29             $11.29               $10.00
Income (loss) from investment operations:
  Net investment income (loss)...................             --                (.02)              (.02)                 .07
  Net realized and unrealized gain on investments
    and foreign currency transactions............            .62                 .60                .59                 1.88
    Total income from investment operations......            .62                 .58                .57                 1.95
Less distributions to shareholders from net
  investment income..............................             --                  --                 --                 (.04)
Net asset value, end of period...................         $11.91              $11.87             $11.86               $11.91
TOTAL RETURN+....................................           5.5%                5.1%               5.0%                19.6%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)........       $ 12,975            $ 41,948               $554             $ 18,607
Ratios to average net assets: |
  Expenses.......................................          1.75%**             2.50%**            2.50%**              1.47%
  Net investment income (loss)...................           .10%**             (.68%)**           (.67%)**              .62%
Portfolio turnover rate#.........................            20%                 20%                20%                  20%
Average commission rate paid.....................         $.0659              $.0659             $.0659               $.0659

*  Commencement of class operations.
** Annualized. Due to the recent commencement of their offering, the ratios for Class A, Class B and Class C shares are not necessarily comparable to that of the Class Y shares and are not necessarily indicative of future ratios.
+ Total return is calculated for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.
++ Calculated based on average shares outstanding during the period.
#  Calculated for the twelve months ended October 31, 1996.
| Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment loss to average net assets, exclusive of state expense limitations, would have been the following:

                                                   CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
                                                   JUNE 3, 1996*       JUNE 3, 1996*       JUNE 3, 1996*       CLASS Y SHARES
                                                      THROUGH             THROUGH             THROUGH            YEAR ENDED
                                                  OCTOBER 31, 1996    OCTOBER 31, 1996    OCTOBER 31, 1996    OCTOBER 31, 1996
Expenses.......................................         2.16%               2.93%               2.93%               2.51%
Net investment loss............................         (.31%)             (1.11%)             (1.10%)              (.42%)

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
       Unless otherwise noted in this Prospectus, the Funds' investment policies are not fundamental and may be changed without shareholder approval. Each Fund's investment objective and their fundamental policies may not be changed without shareholder approval. Shareholders will be notified thirty days prior to any changes in policies that are not fundamental.
       In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions" below. The Funds have also adopted a number of investment restrictions which are set forth in the Statement of Additional Information.
EVERGREEN EMERGING MARKETS GROWTH FUND
       The objective of EVERGREEN EMERGING MARKETS GROWTH FUND is long-term capital appreciation. In seeking this objective, the Fund invests in equity securities of issuers located in emerging markets. The Fund is suitable for aggressive investors interested in the investment opportunities offered by securities of issuers located in emerging or developing markets and the resulting potential for growth opportunities attributable to political change, economic deregulation and liberalized trade policies.
       The Fund invests primarily in a diversified portfolio of equity securities of issuers located in countries with emerging markets.
As used in this Prospectus, an Emerging Market is any country (i) which is generally considered to be an emerging or developing country by the World Bank and the International Finance Corporation (the "IFC") or by the United Nations,
(ii) which is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index, or (iii) which has a gross national product ("GNP") per capita of $2,000 or less, in each case at the time of a Fund's investment. As a matter of policy, the Fund will invest at least 65% of the value of its total assets in equity securities of emerging market issuers.

       A country will be considered to have an "emerging market" if it has relatively low gross national product per capita compared to the world's major economies and the potential for rapid economic growth. Countries with emerging markets include those that have an emerging stock market (as defined by the International Finance Corporation), those with low-to middle income economies (according to the World Bank), and those listed in World Bank publications as "developing". The Fund will normally invest in at least six different countries, although it may invest all of its assets in a single country. At the present time, the Fund has no intention of investing all of its assets in a single country. The Fund focuses on equity securities, but may also invest in other types of instruments, including debt securities. Marvin & Palmer Associates, the sub-adviser to the Fund, will make investment decisions regarding equity securities based on its analysis of returns, price momentum, business and industry considerations, and management quality. See "Special Risk Considerations".
EVERGREEN INTERNATIONAL EQUITY FUND
       The objective of EVERGREEN INTERNATIONAL EQUITY FUND is long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. issuers and is suitable for investors who want to pursue their investment goals in markets outside the United States. The Fund provides investors with a vehicle to pursue investment opportunities in countries outside the U.S. whose securities markets may benefit from differing economic and political cycles.
       The Fund invests primarily in foreign equity securities that Warburg, Pincus Counsellors, Inc., the sub-adviser to the Fund, determines through fundamental analysis to be undervalued compared to other securities in their industries and countries. As a matter of policy, the Fund will invest at least 65% of the value of its total assets in equity securities of issuers located in at least three countries outside of the United States, including emerging markets as described above under "Evergreen Emerging Markets Growth Fund". See "Special Risk Considerations".
                                       12

EVERGREEN GLOBAL REAL ESTATE EQUITY FUND
       The EVERGREEN GLOBAL REAL ESTATE EQUITY FUND seeks to achieve its investment objective of long-term capital growth through investment primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets; the Fund will not purchase direct interests in real estate. Current income will be a secondary objective. Equity securities will include common stock, preferred stock and securities convertible into common stock.

       The Fund will, under normal conditions, invest at least 65% of its total assets in equity securities of domestic and foreign exchanges or NASDAQ listed companies which are principally engaged in the real estate industry. Real estate industry companies may include among others: equity real estate investment trusts, which pool investors' funds for investment primarily in commercial real estate properties; mortgage real estate investment trusts, which invest pooled funds in real estate related loans; brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber producers and hotel and entertainment companies. The Fund will only invest in real estate equity trusts and limited partnerships which are traded on major exchanges. As a matter of fundamental policy, the Fund will also invest at least 65% of its total assets in the equity securities of companies of at least three countries, including the United States, except when abnormal market or financial conditions warrant the assumption of a temporary defensive position. See "Special Risk Considerations".
       The remainder of the Fund's investments may be made in equity securities of issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Fund may invest more than 25% of its total assets in any one sector of the real estate or real estate related industries. In addition, the Fund may, from time to time, invest in the securities of companies unrelated to the real estate industry but whose real estate assets are substantial relative to the price of the companies' securities or which offer significant capital appreciation potential.
       The Fund pursues a flexible strategy of investing in companies throughout the world and it is anticipated that the Fund will give particular consideration to investments in the United Kingdom, Western Europe, Australia, Canada, the Far East (Japan, Hong Kong, Singapore, Malaysia and Thailand) and the United States. Generally, a substantial portion of the assets of the Fund will be denominated or traded in foreign currencies.
       Also, consistent with the Fund's secondary objective of current income, investments may also be made in debt securities. The debt securities purchased, including convertible bonds, will generally be of investment grade or better quality (e.g., rated no lower than A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or if not so rated, believed by the Fund's investment adviser to be of comparable quality).
However, up to 10% of total assets may be invested in unrated debt securities of issuers secured by real estate assets where the Fund's investment adviser believes that the securities are trading at a discount and the underlying collateral will ensure repayment of principal. In such situations, it is conceivable that the Fund could, in the event of default, end up holding the underlying real estate directly. A description of the ratings noted above, is set forth in the Statement of Additional Information.
EVERGREEN GLOBAL LEADERS FUND
       The investment objective of the EVERGREEN GLOBAL LEADERS FUND is to provide long-term capital growth. It will attempt to achieve its objective by investing primarily in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. There can be no assurance that the Fund will be able to achieve its investment objective. Under normal conditions at least 65% of the Fund's total assets will consist of global equity securities. The Fund will make investments in no less than three countries, which may include the United States. In addition to the United States, the countries in which the Fund may invest include, but are not limited to, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
       The Fund's investment adviser will attempt to screen the largest companies in these and other major industrialized countries and cause the Fund to invest, in the opinion of the Fund's investment adviser, in the 100 best based on certain qualitative and quantitative criteria. Such companies may include those with the highest return on equity and consistent earnings growth. They may also include companies with an established market presence, or which operate in industries or sectors that have, in the opinion of the Fund's investment adviser, significant growth prospects. The criteria will be reviewed and evaluated on an ongoing basis by the Fund's investment adviser.
                                       13

       In determining what constitutes a major industrialized country, the Fund's investment adviser will look to classifications set forth in the Morgan Stanley Capital International ("MSCI") Index and the various reports on this subject disseminated by the World Bank. The Fund's investment adviser will utilize a series of weighing techniques to insure adequate diversification by country and industry and attempt to identify the largest companies in each market, primarily by reference to the market capitalizations published in the MSCI Index.

       Although, as stated above, the Fund expects that investments will be made in no less than three countries including the United States, the Fund may invest more than 25% of its total assets in one country. To the extent that the Fund invests more than 25% of its total assets in the securities of issuers located in one country, the value of the Fund's shares may be subject to greater fluctuations due to the lesser degree of diversification across countries such a policy affords, and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the United States. See "Special Risk Considerations".
INVESTMENT PRACTICES AND RESTRICTIONS
General. The Funds primarily invest in:
       common and preferred stocks, convertible securities and warrants of foreign and domestic corporations. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short-term, particularly those of smaller capitalization companies. Convertible securities in which the Funds invest will generally be of investment grade. Smaller capitalization companies may have limited product lines, markets, or financial resources. These conditions may make them more susceptible to setbacks and reversals. Therefore, their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies;
       obligations of foreign governments and supranational organizations; corporate and foreign government fixed income securities denominated in currencies other than U.S. dollars rated, at the time of purchase, Baa or higher by Moody's or BBB or higher by S&P, or which, if unrated, are considered to be of comparable quality by the Funds' investment advisers or sub-advisers. Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Although the Funds do not intend to invest significantly in debt securities, it should be noted that the prices of fixed income securities fluctuate inversely to the direction of interest rates;
       strategic investments, such as options and futures contracts on currency transactions, securities, securities index futures contracts, and forward foreign currency exchange contracts. The Funds can use these techniques to increase or decrease their exposure to changing security prices, interest rates, currency exchange rates, or other factors that affect security values. (Although, of course, there can be no assurance that these strategic investments will be successful in protecting the value of the Funds' securities.); and
       securities of closed-end investment companies.
The Funds have no present intention of making short-sales.
Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, commercial paper, certificates of deposit or bankers' acceptances and other bank obligations, or U.S. government securities and short-term obligations of foreign issuers denominated in U.S. dollars and traded in the United States if, in the opinion of a Fund's investment adviser or sub-adviser, market conditions warrant a temporary defensive investment strategy.
Portfolio Turnover and Brokerage. The portfolio turnover rate of EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN INTERNATIONAL EQUITY FUND was in excess of 100% for their most recent fiscal year. It is anticipated that the annual portfolio turnover rate for EVERGREEN GLOBAL REAL ESTATE EQUITY FUND may exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects brokerage commissions and other transaction costs which the Fund bears directly. A high rate of portfolio turnover will increase such costs. It is contemplated that Lieber & Company, an affiliate of Evergreen Asset Management Corp. and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for EVERGREEN GLOBAL REAL
ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND effected on those exchanges. See the Statement of Additional Information for further information regarding the brokerage allocation practices of the Funds. The portfolio turnover rate for each Fund is set forth in the tables contained in the section entitled "Financial Highlights".
                                       14

Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Funds to sell the security in the open market in the case of a default. In such a case, the Funds may incur costs in disposing of the security which would increase Fund expenses. Each Fund's investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements. The Funds may not enter into repurchase agreements if, as a result, more than 15% of a Fund's net assets would be held in repurchase agreements maturing in more than seven days and in other securities which are not readily marketable.
When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date. A Fund may dispose of a commitment prior to settlement if the Fund's investment adviser or sub-adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.
Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Illiquid securities include certain restricted securities determined by a Fund's investment adviser or sub-adviser to be illiquid, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act"), which have been determined to be liquid, will not be considered by the Funds' investment advisers or sub-advisers to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund's investment adviser or sub-adviser on an ongoing basis and in the event that such a security is deemed to be no longer liquid, appropriate action will be taken to ensure that the retention of such security does not result in a Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities.
Borrowing. As a matter of fundamental policy, the Funds may not borrow money except as a temporary measure to facilitate redemption requests or for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits applicable to borrowing by each Fund are set forth in the Statement of Additional Information.
       The Funds may agree to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase them at a mutually agreed upon date and price (a "reverse purchase agreement") for temporary or emergency purposes. At the time a Fund enters into a reverse purchase agreement, it will place in a segregated custodian account cash, U.S. Government securities or liquid high-grade debt obligations having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities. The Funds will not enter into reverse repurchase agreements exceeding 5% of the value of their total assets.
Lending of Portfolio Securities. In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial institutions. The Funds' investment advisers or sub-advisers will monitor the creditworthiness of such borrowers. Loans of securities by the Funds, if and when made, may not exceed 30% of the value of the total assets of the EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND, and one-third of the value of the total assets of EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND, and must be collateralized by cash or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned, including accrued interest. While such securities are on loan, the borrower will
pay a Fund any income                  15
accruing thereon, and the Fund may invest the cash
collateral in portfolio securities, thereby increasing its return. A Fund has the right to call a loan and obtain the securities loaned at any time on notice of not more than five business days. A Fund may pay reasonable fees in connection with such loans.
       There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action. Fixed-Income Securities -- Downgrades. If any security invested in by any of the Funds loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.
Foreign Currency Transactions and Forward Foreign Currency Exchange Contracts. The Funds will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts ("forward contracts"). A forward contract is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. The Funds will not enter into a forward contract with a term of more than one year. In addition to forward contracts entered into for hedging purposes, the Funds will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.
       As described above, a Fund may enter into forward contract in primarily two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering in a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.
       Second, when a Fund's investment adviser or sub-adviser believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amount and the value of such securities denominated in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The Funds do not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis.
       In the second circumstance, State Street Bank and Trust Company, the Funds custodian ("State Street" or the "Custodian") will segregate cash or liquid high-grade debt securities belonging to the Fund in an amount not less than the value of the assets committed to forward foreign currency contracts entered into under such transactions. If the value of the securities segregated declines, additional cash or debt securities will be added on a daily basis (i.e. marked to market) so that the segregated amount will not be less than the amount of the Fund's commitments with respect to such contracts.
Hedging/Cross Hedging. A cross hedge is accomplished by entering into a forward contract or other arrangement with respect to one foreign currency for the purpose of hedging against a possible decline in the value of another foreign currency in which certain of the Fund's portfolio instruments are denominated. The Funds' investment advisers or sub-advisers may enter into a cross hedge, rather than hedge directly, in instances where (i) the rates for forward contracts, options, futures contract or options on futures contracts relating to the currency in which the cross hedge is effected are more favorable than rates for similar instruments denominated in the currency that is to be hedged and
(ii) there is a high degree of correlation between the two currencies with respect to their movement against the U.S. dollar. Cross hedges may be effected using the various hedging instruments described below. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund's investment adviser or sub-adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.
                                       16

Options and Futures. The Funds may deal in options on foreign currencies, portfolio securities and, in the case of EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND, securities indices. The Funds will use these options to manage market, interest rate and currency risks. The Funds also may write covered call options and secured put options to generate income or lock in gains. EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND may write covered call options and secured put options on up to 25% of their net assets. EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND may write covered call options and secured put options on up to 15% of their net assets. EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND may purchase put and call options provided that no more than 5% of the value of their assets is invested in premiums on such options.
       A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The writer forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Funds retain the risk of loss should the price of the underlying security decline. Where such options are used for hedging purposes, if the forecast of a Fund's investment adviser or sub-adviser of the direction of stock prices is incorrect, the Fund may be better off had it not engaged in such transactions. The Funds will write call options only when the options are traded on national securities exchanges in the United States and the options are covered (i.e., the Funds own the optioned securities or securities convertible into or carrying rights to acquire the optioned securities, or the Funds custodian has segregated and maintains cash or liquid high-grade debt securities belonging to the Funds in an amount not less than the value of the assets committed to the written options). The Funds may purchase call options to close out a position. In order to do so, a Fund will make a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which it has previously written on any particular security. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset at a disadvantageous price. Purchasing Put and Call Options on Securities. A Fund may purchase put options to protect its holdings of an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. A Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transation costs. By using put and call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.
Options on Foreign Currencies. As stated above, the Funds may also purchase foreign currency put options; in the case of EVERGREEN GLOBAL REAL ESTATE FUND such options must be traded on U.S. exchanges or U.S. over-the-counter markets. Exchange listed options on seven major currencies are traded in the U.S. In addition, several major U.S. investment firms make markets in unlisted options on foreign currencies. Such unlisted options may be available with respect to a wide range of foreign currencies than listed options and may have more flexible terms, but are generally less liquid than listed options and involve the credit risks associated with the individual issuer. No more than 5% of a Fund's net assets may be represented by premiums paid by the Fund with respect to options on foreign currencies outstanding at any one time. Furthermore, the market value of unlisted options on foreign currencies will be included with other illiquid assets held by the Fund for purposes of the 15% limit on such assets. The Funds may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency.
Currency Futures Contracts and Related Options. The Funds may invest in currency futures contracts and options thereon. If a Fund's investment adviser or sub-adviser anticipates that exchange rates for a particular currency will fall, the Fund will sell a currency futures contract or a call option thereon or purchase a put option on such futures
                                       17
 contract as a hedge (or in the case of a
sale of a call option, a partial hedge) against a decrease in the value of the Fund's securities denominated in such currency. If a Fund's investment adviser or sub-adviser anticipates that exchange rates will rise, the Fund may purchase a currency futures contract or a call option thereon to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase.
       A currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.
       Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into a contract, the premium paid for the option is lost. There are no daily payments of cash in the nature of "variation" or "maintenance" margin by the purchaser of such an option to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.
       The ability to establish and close out positions in currency futures and options on currency futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.
       The Funds may not enter into futures contracts or related options if, immediately thereafter, the amounts committed to margin and premiums paid for unexpired options would exceed 5% of a Funds's net assets and, in the case of EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND, more than 30% of the Funds net assets would be hedged thereby. EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND may also enter into such futures contracts or related options if the aggregate initial margin and premiums required to establish positions other than those considered by the Commodity Futures Trading Commission ("CFTC") to be "bona fide hedging" will not exceed 5% of a Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts. In addition, a Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities; Futures contracts sold by a Fund are generally subject to segregation and coverage requirements established by either the CFTC or the Securities and Exchange Commission ("SEC"), with the result that, if a Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate, on an ongoing basis with its custodian, cash, U.S. Government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.
Index Futures and Options Thereon. For bona fide hedging purposes, EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indices that reflect the market value of securities of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
       EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When a Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, a Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. A Fund may also invest in securities index futures contracts when its investment adviser or sub-adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.
                                       18

       The use of futures and related options involves special considerations and risks, including: (1) the ability of a Fund to utilize futures successfully will depend on the ability of its investment adviser or sub-adviser to predict pertinent market movements; and (2) the fact that there might be an imperfect correlation (or conceivably no correlation) between the change in the market value of the securities held by a Fund and the prices of the futures relating to the securities purchased or sold by the Fund. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but these instruments can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the investment adviser's or sub-adviser's judgment in this respect will be correct.
       It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although each investment adviser or sub-adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.
Securities of Other Investment Companies. Each Fund may invest in the securities of other open-end investment companies that have investment objectives and policies similar to its own or which are, in the opinion of each Fund's investment adviser, suitable short-term investment vehicles. Each Fund's investment adviser will waive its investment advisory fee on assets invested by a Fund in securities of other open-end investment companies. Any investment by a Fund in the securities of other investment companies will be subject to the limitations on such investments contained in the Investment Company
Act of 1940, as amended ("1940 Act").
SPECIAL RISK CONSIDERATIONS
Risk Characteristics Of Foreign Securities. Investing in non-U.S. securities involves additional risks not normally associated with domestic investments. In an attempt to reduce some of these risks, the Funds diversify their investments broadly among foreign countries which may include both developed and developing countries. With respect to EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND at least three different countries will always be represented. The Funds may take advantage of the unusual opportunities for higher returns available from investing in developing countries. As discussed in detail below under "Emerging Markets", however, these investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.
       To the extent that securities purchased by the Funds are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Funds' net asset values; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by a Fund. If the value of a foreign currency rises against the U.S. dollar, the value of a Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund's assets denominated in that currency will decrease. The performance of the Funds will be measured in U.S. dollars, the base currency for the Funds. When a Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which such dealers buy and sell currencies.
       The Funds may engage in transactions in foreign securities which are listed on foreign securities exchanges and/or traded in the over-the-counter market. Transactions in listed securities may be effected in the over-the-counter markets if, in the opinion of the Funds' investment advisers or sub-advisers, this affords the Funds the ability to obtain best price and execution. Securities markets of foreign countries in which the Funds may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. The differences between investing in foreign and U.S. companies include: (1) less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons of valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations on foreign companies; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; (5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; (6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the Fund's ability to purchase or sell large blocks of securities and thus obtain the best price; (8) transactions cost, including brokerage charges and custodian charges associated with holding foreign securities, may be higher; (9) the settlement period for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio
                                       19
liquidity; (10) foreign
securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, the Fund's net asset value may be significantly affected on days when shareholders do not have access to the Fund; (11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries.
       American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally ADRs, in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.
Emerging Markets. The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
       Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.
       Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
       With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economics of such countries or the value of the Funds' investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S. Investments Related to Real Estate. Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants and increase in interest rates. In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaulted, it is conceivable that a Fund could end up holding the underlying real estate.
                                       20

                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISERS
       The management of each Fund is supervised by the Trustees of the Trust under which the Fund has been established ("Trustees"). Evergreen Asset Management Corp. ("Evergreen Asset") has been retained by EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND as investment adviser. Evergreen Asset succeeded on June 30, 1994 to the advisory business of a corporation with the same name, but under different ownership, which was organized in 1971. Evergreen Asset, with its predecessors, has served as investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). The address of Evergreen Asset is 2500 Westchester Avenue, Purchase, New York 10577. FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. Stephen A. Lieber and Nola Maddox Falcone serve as the chief investment officers of Evergreen Asset. The Capital Management Group of FUNB ("CMG") serves as investment adviser to EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND. Warburg, Pincus Counsellors, Inc. ("Warburg") is sub-adviser to EVERGREEN INTERNATIONAL EQUITY FUND, and Marvin & Palmer Associates, Inc. ("Marvin & Palmer") is sub-adviser to EVERGREEN EMERGING MARKETS GROWTH FUND.
       First Union is headquartered in Charlotte, North Carolina, and had $140 billion in consolidated assets as of December 31, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses in offices throughout the United States. CMG manages or otherwise oversees the investment of over $42.5 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment
Trust the two series of The Evergreen Lexicon Trust, and the two series of Evergreen Tax Free Trust.
       As investment adviser to EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND, Evergreen Asset manages the Funds' investments, provides various administrative services and supervises the Funds' daily business affairs, subject to the authority of the Trustees. Evergreen Asset is entitled to receive a fee equal to 1% of average daily net assets on an annual basis from EVERGREEN GLOBAL REAL ESTATE EQUITY FUND, and a fee equal to .95 of 1% of average daily net assets on an annual basis from EVERGREEN GLOBAL LEADERS FUND.
       CMG, along with Warburg and Marvin & Palmer, respectively, manages investments and supervises the daily business affairs of EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND. As compensation therefor, CMG is entitled to receive an annual fee from EVERGREEN INTERNATIONAL EQUITY FUND equal to: .82 of 1% of the first $20 million of average daily net assets; .79 of 1% of the next $30 million of average daily net assets; .76 of 1% of the next $50 million of average daily net assets; and .73 of 1% of average daily net assets in excess of $100 million. From EVERGREEN EMERGING MARKETS GROWTH FUND, CMG is entitled to receive an annual fee equal to: 1.50% of the first $100 million of average daily net assets; 1.45% of the next $100 million of average daily net assets; 1.40% of the next $100 million of average daily net assets; and 1.35% of average daily net assets in excess of $300 million.
     The total expenses as a percentage of average daily net assets on an annual basis of the Funds for the fiscal year ended October 31, 1996 are set forth in the section entitled "Financial Highlights". CMG has agreed to pay Warburg, the sub-adviser to EVERGREEN INTERNATIONAL EQUITY FUND, a fee equal to .55 of 1% of the average daily net assets of the Fund on an annual basis. For its services as sub-adviser to EVERGREEN EMERGING MARKETS GROWTH FUND, Marvin & Palmer receives from CMG a fee equal to: 1% of the first $100 million of average daily net assets; .95 of 1% of the next $100 million of average daily net assets; .90 of 1% of the next $100 million of average daily net assets; and .85 of 1% of average daily net assets in excess of $300 million.
       Evergreen Keystone Investment Services ("EKIS") serves as administrator to EVERGREEN INTERNATIONAL EQUITY FUND, EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN GLOBAL LEADERS FUND and is entitled to receive a fee based on the average daily net assets of these Funds at a rate based on the total assets of the mutual funds administered by EKIS for which CMG, Keystone Investment Management Company ("Keystone") or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion;
 .020% on the next $10 billion; .015%
                                       21
on the next $5 billion; and .010% on assets
in excess of $30 billion. BISYS Fund Services, an affiliate of Evergreen Keystone Distributor, Inc. (formerly known as Evergreen Funds Distributor, Inc.), distributor for the Evergreen Keystone group of mutual funds, serves as sub-administrator to EVERGREEN INTERNATIONAL EQUITY FUND, EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN GLOBAL LEADERS FUND and is entitled to receive a fee from each Fund calculated on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by EKIS for which CMG, Keystone or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and
 .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by EKIS for which CMG, Keystone or Evergreen Asset serve as investment adviser were approximately $28.8 billion as of February 28, 1997.
       The portfolio manager for EVERGREEN GLOBAL REAL ESTATE EQUITY FUND is Samuel A. Lieber. Mr. Samuel Lieber has been the Fund's principal manager since inception and has been associated with Evergreen Asset since 1985.
       The portfolio of the EVERGREEN GLOBAL LEADERS FUND is managed by a committee composed of portfolio management and analytical personnel employed by Evergreen Asset. The members of this committee include Stephen A. Lieber, who is Chairman and Co-Chief Executive Officer of Evergreen Asset, and Edwin D. Miska, who is an analyst with Evergreen Asset. Mr. Lieber and Mr. Miska are responsible for the day-to-day operations of the Fund. Mr. Lieber is the founder of Evergreen Asset and has been associated with Evergreen Asset and its predecessor since 1971. Mr. Miska has been a quantitative analyst with Evergreen Asset and its predecessor since 1986.
       The portfolio managers for EVERGREEN INTERNATIONAL EQUITY FUND are Richard Wagoner, Executive Vice President, Chief Investment Officer of CMG since 1973, together with Richard H. King, P. Nicholas Edwards, Harold W. Ehrlich, Nicholas P.W. Horsley and Vincent J. McBride. Mr. King, a senior managing director, has been with Warburg since 1989. Mr. Edwards, a managing director, has been with Warburg since August 1995, before which time he was a director at Jardine Fleming Investment Advisers, Tokyo. Mr. Ehrlich is a managing director and has been with Warburg since 1995, before which time he was a senior vice president, portfolio manager and analyst at Templeton Investment Counsel, Inc. Mr. Horsley is a senior vice president of Warburg and has been with Warburg since 1993, before which time he was a director, portfolio manager and analyst at Barclays deZoete Wedd in New York City. Mr. McBride, a senior vice president of Warburg, has been with Warburg since 1994, before which time he was an international equity analyst at Smith Barney Inc. from 1993 to 1994 and at General Electric Investment Corporation from 1992 to 1993.
       The portfolio managers for EVERGREEN EMERGING MARKETS GROWTH FUND, all of whom have served since the Fund's inception in 1994, are Richard Wagoner, David
F. Marvin, Chairman of Marvin & Palmer who is is primarily responsible for Latin America and currency management, Stanley Palmer, President of Marvin & Palmer who is primarily responsible for Southeast Asia and the India subcontinent, Terry B. Mason, a Vice President of Marvin & Palmer who is primarily responsible for Eastern Europe and Africa, Jay F. Middleton, a portfolio manager for Marvin & Palmer who is primarily responsible for Latin America and the Middle East, and Todd D. Marvin, a portfolio manager for Marvin & Palmer who, along with Mr. Palmer, is primarily responsible for Southeast Asia and the India subcontinent. David F. Marvin and Stanley Palmer, President, founded Marvin & Palmer in 1986. Mr. Mason and Mr. Middleton both joined Marvin & Palmer in 1990. Mr. Todd Marvin joined Marvin & Palmer in 1991.
SUB-ADVISERS
       Evergreen Asset has entered into sub-advisory agreements with Lieber & Company with respect to EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on each Fund's portfolio. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND for the services provided by Lieber & Company. It is contemplated that Lieber & Company will, to the extent practicable, effect substantially all of the portfolio transactions for these Funds on the New York and American Stock Exchanges. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.
                                       22

       Warburg, the sub-adviser to the EVERGREEN INTERNATIONAL EQUITY FUND, was incorporated in 1970 and is located at 466 Lexington Avenue, New York, New York. Warburg is a professional investment counselling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals, and has broad experience in advising international equity funds. Warburg is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Warburg G.P."), a New York general partnership, which itself is controlled by Warburg, Pincus & Co. ("WP&Co."), also a New York general partnership. Lionel I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg. Warburg G.P. has no business other than being a holding company of Warburg and its subsidiaries. As of January 31, 1997, Warburg was managing approximately $17.9 billion of assets, including approximately $10.7 billion of investment company assets.
       Marvin & Palmer, sub-adviser to the EVERGREEN EMERGING MARKETS GROWTH FUND, was founded in 1986 and is engaged in the management of global, non-United States and emerging markets equity portfolios for institutional accounts. At December 31, 1996, Marvin & Palmer managed a total of $3.4 billion in investments for thirty-seven institutional investors and six commingled funds and served as sub-adviser to another investment company with total assets of $150.9 million.
DISTRIBUTION PLANS AND AGREEMENTS
       Rule 12b-1 under the 1940 Act permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. Each Fund has adopted for each of its Class A, Class B and Class C shares a Rule 12b-1 plan (each, a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which may not exceed an annual rate of .75 of 1% of the aggregate average daily net assets attributable to each Fund's Class A shares, 1% of the aggregate average daily net assets attributable to the Class B and Class C shares of EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND, and .75 of 1% of the aggregate average daily net assets attributable to the Class B and Class C shares of EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND. Payments under the Plans adopted with respect to Class A shares are currently voluntarily limited to .25 of 1% of each Fund's aggregate average daily net assets attributable to Class A shares. The Plans provide that a portion of the fee payable thereunder may constitute a service fee to be used for providing ongoing personal services and/or the maintenance of shareholder accounts. EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND have each, in addition to the Plans adopted with respect to their Class B and Class C shares, adopted shareholder service plans ("Service Plans") relating to the Class B and Class C shares which permit each Fund to incur a fee of up to .25 of 1% of the aggregate average daily net assets attributable to the Class B and Class C shares for ongoing personal services and/or the maintenance of shareholder accounts. Such service fee payments to financial intermediaries for such purposes, whether pursuant to a Plan or Service Plan, will not exceed .25 of 1% of the aggregate average daily net assets attributable to each Class of shares of each Fund.
       Each Fund has also entered into a distribution agreement (each a "Distribution Agreement" or collectively the "Distribution Agreements") with Evergreen Keystone Distributor, Inc. ("EKD"). Pursuant to the Distribution Agreements, each Fund will compensate EKD for its services as distributor at a rate which may not exceed an annual rate of .25 of 1% of a Fund's aggregate average daily net assets attributable to Class A shares, .75 of 1% of a Fund's aggregate average daily net assets attributable to the Class B and Class C shares. The Distribution Agreements provide that EKD will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of the Funds, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EKD may assign its rights to receive compensation under the Plans to secure such financings), (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. The financing of payments made by EKD to compensate broker-dealers or other persons for distributing shares of the Funds may be provided by FUNB or its affiliates. The Funds may also make payments under the Plans (and in the case of EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND, the Service Plans), in amounts up to .25 of 1% of a Fund's aggregate average daily net assets on an annual basis attributable to Class B and Class C shares, to compensate organizations, which may include EKD and each Fund's investment adviser or their affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts.
                                       23

       The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Since EKD's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EKD, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EKD. Distribution expenses incurred by EKD in one fiscal year that exceed the level of compensation paid to EKD for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.
       The Plans are in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75 of 1% and .25 of 1%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.
                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       You can purchase shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EKD. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. Share certificates are not issued. In states where EKD is not registered as a broker-dealer shares of a Fund will only be sold through BISYS Fund Services, other broker-dealers or other financial institutions that are registered. See the Share Purchase Application and Statement of Additional Information for more information. Only Class A, Class B and Class C shares are offered through this Prospectus (See "General Information" -- "Other Classes of Shares").
Class A Shares-Front-End Sales Charge Alternative. You can purchase Class A shares at net asset value plus an initial sales charge on purchases under $1,000,000. On purchases of $1,000,000 or more, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of the purchase price or redemption value will be imposed on shares redeemed during the first year after purchase. The schedule of charges for Class A Shares is as follows:
                              INITIAL SALES CHARGE

                                        as a % of the Net    as a % of the     Commission to Dealer/Agent
          Amount of Purchase             Amount Invested     Offering Price     as a % of Offering Price
  Less than  $   50,000                       4.99%               4.75%                   4.25%
  $   50,000-$   99,000                       4.71%               4.50%                   4.25%
  $  100,000-$  249,999                       3.90%               3.75%                   3.25%
  $  250,000-$  499,999                       2.56%               2.50%                   2.00%
  $  500,000-$  999,999                       2.04%               2.00%                   1.75%
  $1,000,000-$2,999,999                        None                None                   1.00%
  $3,000,000-$4,999,999                        None                None                    .50%
         Over $5,000,000                       None                None                    .25%

       No front-end sales charges are imposed on Class A shares purchased by: institutional investors, which may include bank trust departments and registered investment advisers; investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; current and retired employees of FUNB and its affiliates, EKD and any broker-dealer with whom EKD has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; and upon the initial purchase of an Evergreen mutual fund by investors
                                       24
reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee in connection with transactions in shares of the Funds.
       Class A shares may also be purchased at net asset value by qualified and non-qualified employee benefit and savings plans which make shares of the Funds and the other Evergreen Keystone funds available to their participants, and which: (a) are employee benefit plans having at least $1,000,000 in investable assets, or 250 or more eligible participants; or (b) are non-qualified benefit or profit sharing plans which are sponsored by an organization which also make the Evergreen mutual funds available through a qualified plan meeting the criteria specified under (a). In connection with sales made to plans of the type described in the preceding sentence that are clients of broker-dealers, and which do not qualify for sales at net asset value under the conditions set forth in the paragraph above, payments may be made in an amount equal to .50 of 1% of the net asset value of shares purchased. These payments are subject to reclaim in the event shares are redeemed within twelve months after purchase.
       When Class A shares are sold, EKD will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EKD may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Funds. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to .25 of 1% of the average daily value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans and Reinstatement Privilege. Consult the Share Purchase Application and Statement of Additional Information for additional information concerning these reduced sales charges.
Class B Shares -- Deferred Sales Charge Alternative. You can purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after purchase. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the purchase of Class B shares as set forth below.

                                       CONTINGENT DEFERRED
YEAR SINCE PURCHASE                       SALES CHARGE
FIRST...............................            5%
SECOND..............................            4%
THIRD and FOURTH....................            3%
FIFTH...............................            2%
SIXTH...............................            1%

       The CDSC is deducted from the amount of the redemption and is paid to EKD. The CDSC will be waived on redemptions of shares following the death or disability of a shareholder, to meet distribution requirements for certain qualified retirement plans or in the case of certain redemptions made under a Fund's Systematic Cash Withdrawal Plan. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years (after which it is expected that they will convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. See the Statement of Additional Information for further details.
Class C Shares -- Level-Load Alternative. You can purchase Class C shares without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1% CDSC if you redeem shares during the first year after purchase. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The maximum amount of Class C Shares that may be purchased is $500,000.
       With respect to Class B shares and Class C shares, no CDSC will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per share, (2) shares acquired through reinvestment of dividends and capital gains, (3) shares held for more than
                                       25
six years (in the case of Class B shares) or one year (in the case of Class C shares) after the end of the calendar month of acquisition, (4) accounts following the death or disability of a shareholder, or (5) minimum required distributions to a shareholder over the age of 70 1/2 from an IRA or other retirement plan.
How the Funds Value Their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of each Trust under which each Fund operates believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading market.
General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year. Consult your financial intermediary for further information. The compensation received by dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.
       In addition to the discount or commission paid to dealers, EKD may pay cash or non-cash compensation to dealers in connection with sales of shares of a Fund and/or other Evergreen Keystone funds. Non-cash compensation may be paid in recognition of past sales of Fund shares or to encourage future sales and will take the form of payments for gifts, attendance at lunches, sporting events or theater performance for persons associated with a dealer and their guests and payments for associated persons to attend education and training seminars in accordance with the rules of the National Association of Securities Dealers. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EKD may also limit the availability of such compensation to certain specified dealers. EKD from time to time sponsors promotions involving First Union Brokerage Services, Inc. ("FUBS"), an affiliate of each Fund's investment adviser, and other selected dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all dealers. Certain broker-dealers may also receive payments from EKD or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.
Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen Keystone funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.
HOW TO REDEEM SHARES
       You may "redeem", i.e., sell your shares in a Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value (less any applicable CDSC for Class B or Class C shares) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.
Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC for Class B or Class C shares). Your financial intermediary is responsible for furnishing all necessary
                                       26
documentation to a Fund and may charge you for this
service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).
Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street which is the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.
       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Fund shall not be liable for following telephone instructions reasonably believed to be genuine. Also, each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.
General. The redemption of shares is a taxable transaction for Federal income tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.
EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen Keystone funds through your financial intermediary, or by telephone or mail as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset value of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen mutual fund is subject to the minimum investment and suitability requirements of each Fund.
                                       27

       Each of the Evergreen Keystone funds has different investment objectives and policies. For complete information, a prospectus of the Fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.
       No CDSC will be imposed in the event Class B or Class C shares are exchanged for Class B or Class C shares, respectively, of other Evergreen Keystone funds. If you redeem shares, the CDSC applicable to the Class B or Class C shares of the fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for purposes of conversion to Class A shares and determining the amount of the applicable CDSC.
Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.
Exchanges by Telephone and Mail. You may exchange shares with a value of $1,000 or more by telephone by calling the telephone number on the front of this Prospectus. Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, EKD or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.
Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation or termination of the Systematic Investment Plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within 24 months of the initial investment. You can open a Systematic Investment Plan in the EVERGREEN INTERNATIONAL EQUITY FUND for a minimum of only $50 per month with no initial investment required.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.
       Shares purchased under the Funds Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment. Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable Class B CDSC will be waived with respect to redemptions occurring under a Systematic Cash Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 10% of (i) the initial value of the account plus (ii) the value, at the time of purchase, of any subsequent investments.
                                       28

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Funds and the other Evergreen Keystone funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares-Front End Sales Charge Alternative". Each Fund's investment adviser may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen Keystone funds available to their participants. Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.
Tax Sheltered Retirement Plans. Eligible investors may open a pension and profit sharing account in any Evergreen Keystone fund (except those funds having an objective of providing tax free income) under the following prototype retirement plans: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.
EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG or Evergreen Asset being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG or Evergreen Asset were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       It is the policy of each Fund to distribute to shareholders its investment company income, if any, annually and any net realized capital gains annually or more frequently as required as a condition of continued qualification as a regulated investment company by the Code. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year. Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund making the distribution at the net asset value per share at the close of business on the record date, unless the shareholder has made a written request for payment in cash.
       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any Federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. Most shareholders of the Funds normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from a
                                       29

Fund whether such dividends and distributions are made in cash or in additional shares. Questions on how any distributions will be taxed to the investor should be directed to the investor's own tax adviser.
       Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Certain income from a Fund may qualify for a corporate dividends-received deduction of 70%. Following the end of each calendar year, every shareholder of the Fund will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year.
       A Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by a Fund. See the Statement of Additional Information for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.
       If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by State Street, that your social security or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding. A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.
       The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the Statement of Additional Information. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may be different from Federal income tax consequences described above.
GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund. Organization. The EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND are separate series of the Evergreen Equity Trust (formerly Evergreen Real Estate Equity Trust), a Massachusetts business trust organized in 1988. EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND are separate investment series of Evergreen Investment Trust (formerly First Union Funds), a Massachusetts business trust organized in 1984. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees, including the right to demand that a meeting of shareholders be called for the purpose of voting thereon if 10% of the shareholders so request in writing.
       A shareholder in each Class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable CDSC. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series or Class were
                                       30
established in a Fund, each share of the series
or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Class A, Class B, Class C and Class Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution, shareholder service and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.
Custodian, Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent. State Street is compensated for its services as transfer agent by a fee based upon the number of shareholder accounts maintained for the Funds. The transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares or Class C shares. FUNB may act as sub-transfer agent in connection with certain telephone services provided to the Funds' shareholders, and with respect to shareholders participating in certain employee benefit plans for which FUNB provides recordkeeping services.
Principal Underwriter. EKD, an affiliate of BISYS Fund Services, is located at 120 Clove Road, Little Falls, New Jersey 07424, and is the principal underwriter of the Funds. BISYS Fund Services also acts as sub-administrator to EVERGREEN INTERNATIONAL EQUITY FUND, EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN GLOBAL LEADERS FUND and provides certain sub-administrative services to Evergreen Asset in connection with its role as investment adviser to EVERGREEN GLOBAL REAL ESTATE EQUITY FUND, including providing personnel to serve as officers of the Funds.
Other Classes of Shares. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class A, Class B, Class C shares are the only class of shares offered by this Prospectus. Class Y shares are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Keystone, Evergreen Asset or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Performance Information. From time to time, the Funds may quote their "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class Y, Class A, Class B and Class C shares. A Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of a Fund's shares are assumed to have been paid. Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial
or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The Principal Underwriter may also reprint, and use as advertising and sales literature, articles from EVERGREEN EVENTS, a quarterly magazine provided to Evergreen Keystone fund shareholders.
       Performance data for each class of shares will be included in any advertisement or sales literature using performance data of a Fund. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.
Liability Under Massachusetts Law. Under Massachusetts law, Trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which the Funds operate provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.
Additional Information. This Prospectus and the Statement of Additional Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Securities Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       32

  INVESTMENT ADVISERS
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
      EVERGREEN EMERGING MARKETS GROWTH FUND, EVERGREEN INTERNATIONAL EQUITY
  FUND

  Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
      EVERGREEN GLOBAL REAL ESTATE EQUITY FUND, EVERGREEN GLOBAL LEADERS FUND

  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827

  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036

  INDEPENDENT AUDITORS
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036

  DISTRIBUTOR
  Evergreen Keystone Distributor, Inc., 120 Clove Road, Little Falls, New Jersey 07424

                                                                   536113 Rev 02



********************************************************************************

   PROSPECTUS                                                   March 3, 1997
   EVERGREEN(SM) INTERNATIONAL/GLOBAL GROWTH FUNDS             (Evergreen Logo
   EVERGREEN EMERGING MARKETS GROWTH FUND                       appears here)
   EVERGREEN INTERNATIONAL EQUITY FUND
   EVERGREEN GLOBAL REAL ESTATE EQUITY FUND
   EVERGREEN GLOBAL LEADERS FUND
   CLASS Y SHARES
        The Evergreen International/Global Growth Funds (the "Funds") are designed to provide investors with a selection of investment alternatives which seek to provide capital growth and diversification. This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.
        A Statement of Additional Information for the Funds dated March 3, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 235-0064. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
   THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
   EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS                                   12
         Investment Objectives and Policies                12
         Investment Practices and Restrictions             14
         Special Risk Considerations                       19
MANAGEMENT OF THE FUNDS                                    20
         Investment Advisers                               20
         Sub-Advisers                                      22
PURCHASE AND REDEMPTION OF SHARES                          23
         How to Buy Shares                                 23
         How to Redeem Shares                              24
         Exchange Privilege                                25
         Shareholder Services                              25
         Effect of Banking Laws                            26
OTHER INFORMATION                                          26
         Dividends, Distributions and Taxes                26
         General Information                               27

                             OVERVIEW OF THE FUNDS
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The investment adviser to EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND is Evergreen Asset Management Corp. which, with its predecessors, has served as an investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset Management Corp. is a wholly-owned subsidiary of First Union National Bank of North Carolina, which in turn is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States. The Capital Management Group of First Union National Bank of North Carolina serves as investment adviser to EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN INTERNATIONAL EQUITY FUND.
       EVERGREEN EMERGING MARKETS GROWTH FUND seeks to provide long-term capital appreciation. The EVERGREEN EMERGING MARKETS GROWTH FUND invests in equity securities of issuers located in countries with emerging markets.
       EVERGREEN INTERNATIONAL EQUITY FUND seeks to provide long-term capital appreciation. The EVERGREEN INTERNATIONAL EQUITY FUND invests in equity securities of non-U.S. issuers.
       EVERGREEN GLOBAL REAL ESTATE EQUITY FUND seeks long-term capital growth. Current income is a secondary objective. It invests primarily in equity securities of United States and non-United States companies which are principally engaged in the real estate industry or which own significant real estate assets. It will not purchase direct interests in real estate.
       EVERGREEN GLOBAL LEADERS FUND seeks to achieve capital appreciation by investing primarily in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund's investment adviser will attempt to screen the largest companies in the world's major industrialized countries and cause the Fund to invest, in the opinion of the Fund's investment adviser, in the 100 best based on certain qualitative and quantitative criteria, including those with the highest return on equity and consistent earnings growth.
       THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in the Class Y Shares of the Fund. For further information see "Purchase and Redemption of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                                                     None
Sales Charge on Dividend Reinvestments                                                        None
Contingent Deferred Sales Charge                                                              None
Redemption Fee                                                                                None
Exchange Fee (only applies after 4 exchanges per year)                                      $ 5.00

       The following table shows for the Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to Class Y Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.
EVERGREEN EMERGING MARKETS GROWTH FUND

                          ANNUAL OPERATING
                             EXPENSES*                                EXAMPLE
Management Fees                 1.50%          After 1 Year            $  20
12b-1 Fees                         --          After 3 Years           $  63
Other Expenses**                 .50%          After 5 Years           $ 108
                                               After 10 Years          $ 233
Total                           2.00%

EVERGREEN INTERNATIONAL EQUITY FUND

                          ANNUAL OPERATING
                             EXPENSES*                                EXAMPLE
Management Fees                  .77%          After 1 Year            $  13
12b-1 Fees                         --          After 3 Years           $  40
Other Expenses**                 .48%          After 5 Years           $  69
                                               After 10 Years          $ 151
Total                           1.25%

EVERGREEN GLOBAL REAL ESTATE EQUITY FUND

                          ANNUAL OPERATING
                             EXPENSES*                                EXAMPLE
Management Fees                 1.00%          After 1 Year            $  17
12b-1 Fees                         --          After 3 Years           $  53
Other Expenses                   .67%          After 5 Years           $  91
                                               After 10 Years          $ 198
Total                           1.67%

EVERGREEN GLOBAL LEADERS FUND

                               ANNUAL
                              OPERATING
                              EXPENSES*                               EXAMPLE
Management Fees                  .95%         After 1 Year             $  18
12b-1 Fees                         --         After 3 Years            $  55
Other Expenses**                 .80%         After 5 Years            $  95
                                              After 10 Years           $ 206
Total                           1.75%

 * The estimated annual operating expenses and examples do not reflect certain fee waivers for the most recent fiscal period. Actual expenses for Class Y Shares net of fee waivers for the fiscal year ended October 31, 1996 were as follows:

Evergreen Emerging Markets Growth Fund                                   1.50%
Evergreen Global Real Estate Fund                                        1.62%
Evergreen International Equity Fund                                       .99%
Evergreen Global Leaders Fund                                            1.47%

** Reflects agreements by CMG and Evergreen Asset to limit aggregate operating expenses (including the investment advisory fees, but excluding interest, taxes, brokerage commissions, Rule 12b-1 fees, shareholder servicing fees and extraordinary expenses) of Evergreen Emerging Markets Growth Fund, Evergreen International Equity Fund and Evergreen Global Leaders Fund, respectively, to 2.00%, 1.25% and 1.75%, respectively, of average net assets for the foreseeable future. Absent such agreements, the estimated annual operating expenses for the Fund would be as follows:

Evergreen Emerging Markets Growth Fund                                   3.27%
Evergreen Global Leaders Fund                                            2.51%
Evergreen International Equity Fund                                      1.41%

       From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the most recent fiscal year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds".
                                       4

                              FINANCIAL HIGHLIGHTS
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the year ended October 31, 1996 for EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN INTERNATIONAL EQUITY FUND has been audited by Price Waterhouse LLP, each Fund's independent auditors. The information in the tables for EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN INTERNATIONAL EQUITY FUND for each of the fiscal periods ended October 31, 1995 and December 31, 1994 was audited by KPMG Peat Marwick LLP. The information in the tables for EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND for the five most recent fiscal years or the life of the Fund if shorter has been audited by Price Waterhouse LLP, the Funds' independent auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.
EVERGREEN EMERGING MARKETS GROWTH FUND

                                                          CLASS A SHARES                              CLASS B SHARES
                                                                          SEPTEMBER 6,                                SEPTEMBER 6,
                                                YEAR        TEN MONTHS       1994*          YEAR        TEN MONTHS       1994*
                                                ENDED         ENDED         THROUGH         ENDED         ENDED         THROUGH
                                             OCTOBER 31,   OCTOBER 31,    DECEMBER 31,   OCTOBER 31,   OCTOBER 31,    DECEMBER 31,
                                                1996|         1995#           1994          1996|         1995#           1994
PER SHARE DATA:
Net asset value, beginning of period.......      $7.90         $8.17         $10.00          $7.85         $8.16         $10.00
Income (loss) from investment operations:
  Net investment income (loss).............       (.01)          .05             --           (.08)          .01           (.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions...........................        .62          (.32)         (1.83)           .62          (.32)         (1.82)
    Total from investment operations.......        .61          (.27)         (1.83)           .54          (.31)         (1.84)
Less distributions to shareholders from net
  investment income........................       (.05)           --             --             --            --             --
Net asset value, end of period.............      $8.46         $7.90          $8.17          $8.39         $7.85          $8.16
TOTAL RETURN+..............................       7.7%         (3.3%)        (18.3%)          6.9%         (3.8%)        (18.4%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted).................................     $1,645        $1,117           $867         $2,881        $1,940         $1,589
Ratios to average net assets:
  Expenses**...............................      1.74%         1.73%++        1.78%++        2.50%         2.48%++        2.53%++
  Net investment income (loss)**...........      (.09%)         .76%++        (.12%)++       (.87%)         .03%++        (.84%)++
Portfolio turnover rate....................       107%           65%            17%           107%           65%            17%
Average commission rate paid...............    $ .0103           N/A            N/A        $ .0103           N/A            N/A

| Per share data is calculated based on average shares outstanding during the period.
*  Commencement of operations.
#  The Fund changed its year end from December 31 to October 31.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment loss to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                        CLASS A SHARES                              CLASS B SHARES
                                                                        SEPTEMBER 6,                                SEPTEMBER 6,
                                              YEAR        TEN MONTHS       1994*          YEAR        TEN MONTHS       1994*
                                              ENDED         ENDED         THROUGH         ENDED         ENDED         THROUGH
                                           OCTOBER 31,   OCTOBER 31,    DECEMBER 31,   OCTOBER 31,   OCTOBER 31,    DECEMBER 31,
                                              1996          1995#           1994          1996          1995#           1994
Expenses.................................      3.58%         3.97%          3.96%          4.34%         4.72%          4.71%
Net investment loss......................     (1.93%)       (1.48%)        (2.30%)        (2.71%)       (2.21%)        (3.02%)

EVERGREEN EMERGING MARKETS GROWTH FUND

                                                         CLASS C SHARES                               CLASS Y SHARES
                                                                         SEPTEMBER 6,                                 SEPTEMBER 6,
                                               YEAR        TEN MONTHS       1994*           YEAR        TEN MONTHS       1994*
                                              ENDED          ENDED         THROUGH         ENDED          ENDED         THROUGH
                                           OCTOBER 31,    OCTOBER 31,    DECEMBER 31,   OCTOBER 31,    OCTOBER 31,    DECEMBER 31,
                                              1996|          1995#           1994          1996|          1995#           1994
PER SHARE DATA:
Net asset value, beginning of period.....       $7.84          $8.16         $10.00          $7.92          $8.17         $10.00
Income (loss) from investment operations:
  Net investment income (loss)...........        (.08)           .02           (.02)           .01            .05            .01
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions.........................         .62           (.34)         (1.82)           .62           (.30)         (1.84)
    Total from investment operations.....         .54           (.32)         (1.84)           .63           (.25)         (1.83)
Less distributions to shareholders from
  net investment income..................          --             --             --           (.07)            --             --
Net asset value, end of period...........       $8.38          $7.84          $8.16          $8.48          $7.92          $8.17
TOTAL RETURN+............................        6.9%          (3.9%)        (18.4%)          7.9%          (3.1%)        (18.3%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted)...............................         $85            $56            $89        $28,959         $9,355         $5,878
Ratios to average net assets:
  Expenses**.............................       2.51%          2.50%++        2.53%++        1.50%          1.48%++        1.53%++
  Net investment income (loss)**.........       (.91%)          .72%++        (.82%)++        .11%           .94%++         .43%++
Portfolio turnover rate..................        107%            65%            17%           107%            65%            17%
Average commission rate paid.............      $.0103            N/A            N/A         $.0103            N/A            N/A

| Per share data is calculated based on average shares outstanding during the period.
*  Commencement of operations.
#  The Fund changed its year end from December 31 to October 31.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment loss to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                        CLASS C SHARES                              CLASS Y SHARES
                                                                        SEPTEMBER 6,                                SEPTEMBER 6,
                                              YEAR        TEN MONTHS       1994*          YEAR        TEN MONTHS       1994*
                                              ENDED         ENDED         THROUGH         ENDED         ENDED         THROUGH
                                           OCTOBER 31,   OCTOBER 31,    DECEMBER 31,   OCTOBER 31,   OCTOBER 31,    DECEMBER 31,
                                              1996          1995#           1994          1996          1995#           1994
Expenses.................................      4.31%         4.74%          4.71%          3.27%         3.72%          3.71%
Net investment loss......................     (2.71%)       (1.52%)        (3.00%)        (1.66%)       (1.30%)        (1.75%)

EVERGREEN INTERNATIONAL EQUITY FUND

                                                    CLASS A SHARES                                 CLASS B SHARES
                                                                     SEPTEMBER 2,                                   SEPTEMBER 2,
                                         YEAR         TEN MONTHS        1994*           YEAR         TEN MONTHS        1994*
                                         ENDED          ENDED          THROUGH          ENDED          ENDED          THROUGH
                                      OCTOBER 31,    OCTOBER 31,     DECEMBER 31,    OCTOBER 31,    OCTOBER 31,     DECEMBER 31,
                                         1996|          1995#            1994           1996|          1995#            1994
PER SHARE DATA:
Net asset value, beginning of
  period...........................       $9.58          $9.50          $10.00           $9.53          $9.50          $10.00
Income (loss) from investment
  operations:
  Net investment income............         .17            .09             .02             .11            .06              --
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency
    transactions...................         .78             --            (.52)            .76           (.03)           (.50)
    Total from investment
      operations...................         .95            .09            (.50)            .87            .03            (.50)
Less distributions to shareholders
  from net investment income.......        (.10)          (.01)             --            (.03)            --              --
Net asset value, end of period.....      $10.43          $9.58           $9.50          $10.37          $9.53           $9.50
TOTAL RETURN+......................        9.9%           1.1%           (5.1%)           9.2%            .5%           (5.2%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted).........................      $7,234         $3,594          $2,545         $14,110         $7,278          $5,602
Ratios to average net assets:
  Expenses**.......................       1.24%          1.19%++         1.26%++         2.00%          1.94%++         2.02%++
  Net investment income**..........       1.65%          1.38%++          .91%++         1.05%           .66%++          .10%++
Portfolio turnover rate............        113%             4%              1%            113%             4%              1%
Average commission rate paid.......      $.0068            N/A             N/A          $.0068            N/A             N/A

*  Commencement of operations.
#  The Fund changed its year end from December 31 to October 31.
| Per share data is calculated based on average shares outstanding during the period.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                   CLASS A SHARES                                 CLASS B SHARES
                                                                    SEPTEMBER 2,                                   SEPTEMBER 2,
                                        YEAR         TEN MONTHS        1994*           YEAR         TEN MONTHS        1994*
                                        ENDED          ENDED          THROUGH          ENDED          ENDED          THROUGH
                                     OCTOBER 31,    OCTOBER 31,     DECEMBER 31,    OCTOBER 31,    OCTOBER 31,     DECEMBER 31,
                                        1996           1995#            1994           1996           1995#            1994
Expenses..........................      1.66%           1.84%           2.09%          2.42%           2.59%           2.85%
Net investment income (loss)......      1.23%            .73%            .08%           .63%            .01%          (.73%)

EVERGREEN INTERNATIONAL EQUITY FUND

                                                    CLASS C SHARES                                 CLASS Y SHARES
                                                                     SEPTEMBER 2,                                   SEPTEMBER 2,
                                         YEAR         TEN MONTHS        1994*           YEAR         TEN MONTHS        1994*
                                         ENDED          ENDED          THROUGH          ENDED          ENDED          THROUGH
                                      OCTOBER 31,    OCTOBER 31,     DECEMBER 31,    OCTOBER 31,    OCTOBER 31,     DECEMBER 31,
                                         1996|          1995#            1994           1996|          1995#            1994
PER SHARE DATA:
Net asset value, beginning of
  period...........................       $9.53         $ 9.49          $10.00            $9.60          $9.50          $10.00
Income (loss) from investment
  operations:
  Net investment income............         .12            .08             .03              .20            .08             .02
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency
    transactions...................         .76           (.04)           (.54)             .78            .03            (.51)
    Total from investment
      operations...................         .88            .04            (.51)             .98            .11            (.49)
Less distributions to shareholders
  from net investment income.......         (.0)(a)         --              --             (.12)          (.01)           (.01)
Net asset value, end of period.....      $10.41          $9.53           $9.49           $10.46          $9.60           $9.50
TOTAL RETURN+......................        9.3%            .5%           (5.2%)           10.3%           1.3%           (5.0%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted).........................        $188           $196            $163         $124,695        $49,575         $23,830
Ratios to average net assets:
  Expenses**.......................       1.99%          1.94%++         2.01%++           .99%           .94%++         1.06%++
  Net investment income**..........       1.16%           .79%++          .85%++          1.95%          1.58%++         1.03%++
Portfolio turnover rate............        113%             4%              1%             113%             4%              1%
Average commission rate paid.......      $.0068            N/A             N/A           $.0068            N/A             N/A

(a) Less than one cent per share.
*  Commencement of operations.
#  The Fund changed its year end from December 31 to October 31.
| Per share data is calculated based on average shares outstanding during the period.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                   CLASS C SHARES                                 CLASS Y SHARES
                                                                    SEPTEMBER 2,                                   SEPTEMBER 2,
                                        YEAR         TEN MONTHS        1994*           YEAR         TEN MONTHS        1994*
                                        ENDED          ENDED          THROUGH          ENDED          ENDED          THROUGH
                                     OCTOBER 31,    OCTOBER 31,     DECEMBER 31,    OCTOBER 31,    OCTOBER 31,     DECEMBER 31,
                                        1996           1995#            1994           1996           1995#            1994
Expenses..........................      2.43%           2.59%           2.84%          1.41%           1.59%           1.89%
Net investment income.............       .72%            .14%            .02%          1.53%            .93%            .20%

EVERGREEN GLOBAL REAL ESTATE EQUITY FUND -- CLASS Y SHARES

                                             ONE MONTH                   NINE MONTHS
                               YEAR ENDED      ENDED      YEAR ENDED        ENDED
                               OCTOBER 31,  OCTOBER 31,  SEPTEMBER 30,  SEPTEMBER 30,            YEAR ENDED DECEMBER 31,
                                  1996|       1995##         1995           1994#        1993         1992        1991        1990
PER SHARE DATA:
Net asset value, beginning of
 period.......................    $11.59       $12.13        $13.81          $14.75       $9.86       $9.16       $8.10      $10.03
Income (loss) from investment
 operations:
 Net investment income
   (loss).....................       .01         (.01)          .11             .07          --        (.01)       (.02)       (.03)
 Net realized and unrealized
   gain (loss) on
   investments................       .71         (.53)        (1.17)          (1.01)       5.07         .94        1.08       (1.90)
 Total from investment
   operations.................       .72         (.54)        (1.06)           (.94)       5.07         .93        1.06       (1.93)
Less distributions to
 shareholders from:
 Net investment income........        --           --          (.10)             --          --          --          --          --
 Net realized gains...........        --           --          (.52)             --        (.18)       (.23)         --          --
 Total distributions..........        --           --          (.62)             --        (.18)       (.23)         --          --
Net asset value, end of
 period.......................    $12.31       $11.59        $12.13          $13.81      $14.75       $9.86       $9.16       $8.10
TOTAL RETURN+.................      6.2%        (4.5%)        (7.7%)          (6.4%)      51.4%       10.2%       13.1%      (19.2%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)..............   $47,502      $61,418       $67,645        $132,294    $146,173      $8,618      $7,557      $6,004
Ratios to average net assets:
 Operating expenses...........     1.62%**      1.62%++       1.54%           1.46%++     1.56%**     2.00%**     2.00%**    2.00%**
 Interest expense.............      .03%         .03%++        .05%            .08%++        --          --          --          --
 Net investment income
   (loss).....................      .11%**     (1.14%)++       .92%            .56%++      .03%**    (.10%)**     (.27%)**  (.39%)**
Portfolio turnover rate.......       25%           1%           28%             63%         88%        245%        207%        325%
Average commission rate
 paid.........................   $ .0037          N/A           N/A             N/A         N/A         N/A         N/A         N/A
                                FEBRUARY 1, 1989*
                                     THROUGH
                                  DECEMBER 31,
                                      1989
PER SHARE DATA:
Net asset value, beginning of
 period.......................        $10.00
Income (loss) from investment
 operations:
 Net investment income
   (loss).....................           .17
 Net realized and unrealized
   gain (loss) on
   investments................           .03
 Total from investment
   operations.................           .20
Less distributions to
 shareholders from:
 Net investment income........          (.17)
 Net realized gains...........            --
 Total distributions..........          (.17)
Net asset value, end of
 period.......................        $10.03
TOTAL RETURN+.................          2.0%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)..............        $7,336
Ratios to average net assets:
 Operating expenses...........         2.00%**++
 Interest expense.............            --
 Net investment income
   (loss).....................         2.23%**++
Portfolio turnover rate.......          151%
Average commission rate
 paid.........................           N/A

#  The Fund changed its fiscal year end from December 31 to September 30.
##  The Fund changed its fiscal year end from September 30 to October 31.
*  Commencement of operations.
|  Calculated based on average shares outstanding during the period.
+ Total return is calculated on net asset value per share and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                                YEAR ENDED
                                                                OCTOBER 31,            YEAR ENDED DECEMBER 31,
                                                                   1996        1993        1992       1991        1990
Operating expenses.............................................      1.67%      1.64%       3.72%      3.76%       3.99%
Net investment income (loss)...................................       .06%      (.05%)     (1.82%)    (2.02%)     (2.38%)
                                                                 FEBRUARY 1, 1989*
                                                                      THROUGH
                                                                   DECEMBER 31,
                                                                       1989
Operating expenses.............................................         3.17%
Net investment income (loss)...................................         1.06%

EVERGREEN GLOBAL REAL ESTATE EQUITY FUND -- CLASS A, B AND C SHARES

                                      CLASS A SHARES                              CLASS B SHARES               CLASS C SHARES
                                                     FEBRUARY 10,                                 FEBRUARY 8,
                                        ONE MONTH        1995*                      ONE MONTH        1995*
                         YEAR ENDED       ENDED         THROUGH      YEAR ENDED       ENDED         THROUGH      YEAR ENDED
                         OCTOBER 31,   OCTOBER 31,   SEPTEMBER 30,   OCTOBER 31,   OCTOBER 31,   SEPTEMBER 30,   OCTOBER 31,
                            1996         1995##          1995           1996         1995##          1995           1996
PER SHARE DATA:+
Net asset value,
 beginning of period...      $11.58        $12.12         $11.46         $11.53        $12.08         $11.44         $11.53
Income (loss) from
 investment operations:
 Net investment income
   (loss)..............         .06          (.01)           .07           (.13)         (.02)           .08           (.13)
 Net realized and
   unrealized gain
   (loss) on
   investments.........         .64          (.53)           .59            .74          (.53)           .56            .74
 Total income (loss)
   from investment
   operations..........         .70          (.54)           .66            .61          (.55)           .64            .61
Net asset value, end of
 period................      $12.28        $11.58         $12.12         $12.14        $11.53         $12.08         $12.14
TOTAL RETURN++.........        6.0%         (4.5%)          5.8%           5.3%         (4.6%)          5.6%           5.3%
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of
 period
 (000's omitted).......        $721       $74,376        $66,261           $134       $99,964       $128,117             $8
Ratios to average net
 assets:
 Operating
   expenses++..........       1.79%         1.73%**        1.61%**        2.56%         2.44%**        2.42%**        2.54%
 Interest expense......        .03%          .03%**         .01%**         .03%          .03%**         .03%**         .03%
 Net investment income
   (loss)++............        .40%        (1.26%)**        .98%**       (1.03%)       (1.98%)**       1.38%**       (1.06%)
Portfolio turnover
 rate..................         25%            1%            28%#           25%            1%            28%#           25%
Average commission rate
 paid..................      $.0037           N/A            N/A         $.0037           N/A            N/A         $.0037

                             CLASS C SHARES

                                        FEBRUARY 9,
                          ONE MONTH        1995*
                            ENDED         THROUGH
                         OCTOBER 31,   SEPTEMBER 30,
                           1995##          1995
PER SHARE DATA:+
Net asset value,
 beginning of period...      $12.08         $11.43
Income (loss) from
 investment operations:
 Net investment income
   (loss)..............        (.02)           .06
 Net realized and
   unrealized gain
   (loss) on
   investments.........        (.53)           .59
 Total income (loss)
   from investment
   operations..........        (.55)           .65
Net asset value, end of
 period................      $11.53         $12.08
TOTAL RETURN++.........       (4.6%)          5.7%
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of
 period
 (000's omitted).......      $3,643         $6,811
Ratios to average net
 assets:
 Operating
   expenses++..........       2.37%**        1.54%**
 Interest expense......        .02%**         .01%**
 Net investment income
   (loss)++............      (1.94%)**        .86%**
Portfolio turnover
 rate..................          1%            28%#
Average commission rate
 paid..................         N/A            N/A

*  Commencement of class operations.
** Annualized. Due to the recent commencement of their offering, the ratios for Class A, Class B and Class C shares are not necessarily comparable to that of the Class Y shares, and are not necessarily indicative of future ratios.
+  Calculated based on average shares outstanding during the period.
++ Total return is calculated for the periods indicated and is not annualized.
   Initial sales charge or contingent deferred sales charges are not reflected. # Portfolio turnover rate is calculated for the year ended September 30, 1995. ## The Fund changed its fiscal year end from September 30 to October 31.
++ Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment loss to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                      CLASS A SHARES                              CLASS B SHARES               CLASS C SHARES
                                                     FEBRUARY 10,                                 FEBRUARY 8,
                                        ONE MONTH        1995*                      ONE MONTH        1995*
                         YEAR ENDED       ENDED         THROUGH      YEAR ENDED       ENDED         THROUGH      YEAR ENDED
                         OCTOBER 31,   OCTOBER 31,   SEPTEMBER 30,   OCTOBER 31,   OCTOBER 31,   SEPTEMBER 30,   OCTOBER 31,
                            1996          1995           1995           1996          1995           1995           1996
Operating expenses.....       2.97%        46.90%         21.59%         14.45%        31.39%         82.74%        118.64%
Net investment loss....       (.78%)      (46.44%)       (19.00%)       (12.92%)      (30.94%)       (79.94%)      (117.16%)

                               CLASS C SHARES

                                        FEBRUARY 9,
                          ONE MONTH        1995*
                            ENDED         THROUGH
                         OCTOBER 31,   SEPTEMBER 30,
                            1995           1995
Operating expenses.....     570.26%        269.60%
Net investment loss....    (569.83%)      (266.32%)

EVERGREEN GLOBAL LEADERS FUND

                                                     CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
                                                     JUNE 3, 1996*       JUNE 3, 1996*       JUNE 3, 1996*       CLASS Y SHARES
                                                        THROUGH             THROUGH             THROUGH            YEAR ENDED
                                                    OCTOBER 31,1996     OCTOBER 31, 1996    OCTOBER 31, 1996    OCTOBER 31, 1996
PER SHARE DATA:++
Net asset value, beginning of period.............         $11.29              $11.29             $11.29               $10.00
Income (loss) from investment operations:
  Net investment income (loss)...................             --                (.02)              (.02)                 .07
  Net realized and unrealized gain on investments
    and foreign currency transactions............            .62                 .60                .59                 1.88
    Total income from investment operations......            .62                 .58                .57                 1.95
Less distributions to shareholders from net
  investment income..............................             --                  --                 --                 (.04)
Net asset value, end of period...................         $11.91              $11.87             $11.86               $11.91
TOTAL RETURN+....................................           5.5%                5.1%               5.0%                19.6%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)........       $ 12,975            $ 41,948               $554             $ 18,607
Ratios to average net assets: |
  Expenses.......................................          1.75%**             2.50%**            2.50%**              1.47%
  Net investment income (loss)...................           .10%**             (.68%)**           (.67%)**              .62%
Portfolio turnover rate#.........................            20%                 20%                20%                  20%
Average commission rate paid.....................         $.0659              $.0659             $.0659               $.0659

*  Commencement of class operations.
** Annualized. Due to the recent commencement of their offering, the ratios for Class A, Class B and Class C shares are not necessarily comparable to that of the Class Y shares and are not necessarily indicative of future ratios.
+ Total return is calculated for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.
++ Calculated based on average shares outstanding during the period.
#  Calculated for the twelve months ended October 31, 1996.
| Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment loss to average net assets, exclusive of state expense limitations, would have been the following:

                                                   CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
                                                   JUNE 3, 1996*       JUNE 3, 1996*       JUNE 3, 1996*       CLASS Y SHARES
                                                      THROUGH             THROUGH             THROUGH            YEAR ENDED
                                                  OCTOBER 31, 1996    OCTOBER 31, 1996    OCTOBER 31, 1996    OCTOBER 31, 1996
Expenses.......................................         2.16%               2.93%               2.93%               2.51%
Net investment loss............................         (.31%)             (1.11%)             (1.10%)              (.42%)

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
       Unless otherwise noted in this Prospectus, the Funds' investment policies are not fundamental and may be changed without shareholder approval. Each Fund's investment objective and their fundamental policies may not be changed without shareholder approval. Shareholders will be notified thirty days prior to any changes in policies that are not fundamental.
       In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions" below. The Funds have also adopted a number of investment restrictions which are set forth in the Statement of Additional Information.
EVERGREEN EMERGING MARKETS GROWTH FUND
       The objective of EVERGREEN EMERGING MARKETS GROWTH FUND is long-term capital appreciation. In seeking this objective, the Fund invests in equity securities of issuers located in emerging markets. The Fund is suitable for aggressive investors interested in the investment opportunities offered by securities of issuers located in emerging or developing markets and the resulting potential for growth opportunities attributable to political change, economic deregulation and liberalized trade policies.
       The Fund invests primarily in a diversified portfolio of equity securities of issuers located in countries with emerging markets. As used in this Prospectus, an Emerging Market is any country (i) which is generally considered to be an emerging or developing country by the World Bank and the International Finance Corporation (the "IFC") or by the United Nations,
(ii) which is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index, or (iii) which has a gross national product ("GNP") per capita of $2,000 or less, in each case at the time of a Funds investment. As a matter of policy, the Fund will invest at least 65% of the value of its total assets in equity securities of emerging market issuers.
       A country will be considered to have an "emerging market" if it has relatively low gross national product per capita compared to the world's major economies and the potential for rapid economic growth. Countries with emerging markets include those that have an emerging stock market (as defined by the International Finance Corporation), those with low-to middle income economies (according to the World Bank), and those listed in World Bank publications as "developing". The Fund will normally invest in at least six different countries, although it may invest all of its assets in a single country. At the present time, the Fund has no intention of investing all of its assets in a single country. The Fund focuses on equity securities, but may also invest in other types of instruments, including debt securities. Marvin & Palmer Associates, the sub-adviser to the Fund, will make investment decisions regarding equity securities based on its analysis of returns, price momentum, business and industry considerations, and management quality. See "Special Risk Considerations".
EVERGREEN INTERNATIONAL EQUITY FUND
       The objective of EVERGREEN INTERNATIONAL EQUITY FUND is long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. issuers and is suitable for investors who want to pursue their investment goals in markets outside the United States. The Fund provides investors with a vehicle to pursue investment opportunities in countries outside the U.S. whose securities markets may benefit from differing economic and political cycles.
       The Fund invests primarily in foreign equity securities that Warburg, Pincus Counsellors, Inc., the sub-adviser to the Fund, determines through fundamental analysis to be undervalued compared to other securities in their industries and countries. As a matter of policy, the Fund will invest at least 65% of the value of its total assets in equity securities of issuers located in at least three countries outside of the United States, including emerging markets as described above under "Evergreen Emerging Markets Growth Fund". See "Special Risk Considerations".
EVERGREEN GLOBAL REAL ESTATE EQUITY FUND
       The EVERGREEN GLOBAL REAL ESTATE EQUITY FUND seeks to achieve its investment objective of long-term capital growth through investment primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets; the Fund will not purchase direct interests in real estate. Current income will be a secondary objective. Equity securities will include common stock, preferred stock and securities convertible into common stock.
                                       12

       The Fund will, under normal conditions, invest at least 65% of its total assets in equity securities of domestic and foreign exchanges or NASDAQ listed companies which are principally engaged in the real estate industry. Real estate industry companies may include among others: equity real estate investment trusts, which pool investors' funds for investment primarily in commercial real estate properties; mortgage real estate investment trusts, which invest pooled funds in real estate related loans; brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber producers and hotel and entertainment companies. The Fund will only invest in real estate equity trusts and limited partnerships which are traded on major exchanges. As a matter of fundamental policy, the Fund will also invest at least 65% of its total assets in the equity securities of companies of at least three countries, including the United States, except when abnormal market or financial conditions warrant the assumption of a temporary defensive position. See "Special Risk Considerations".
       The remainder of the Fund's investments may be made in equity securities of issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Fund may invest more than 25% of its total assets in any one sector of the real estate or real estate related industries. In addition, the Fund may, from time to time, invest in the securities of companies unrelated to the real estate industry but whose real estate assets are substantial relative to the price of the companies' securities or which offer significant capital appreciation potential.
       The Fund pursues a flexible strategy of investing in companies throughout the world and it is anticipated that the Fund will give particular consideration to investments in the United Kingdom, Western Europe, Australia, Canada, the Far East (Japan, Hong Kong, Singapore, Malaysia and Thailand) and the United States. Generally, a substantial portion of the assets of the Fund will be denominated or traded in foreign currencies.
       Also, consistent with the Fund's secondary objective of current income, investments may also be made in debt securities. The debt securities purchased including convertible bonds, will generally be of investment grade or better quality (e.g., rated no lower than A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or if not so rated, believed by the Fund's investment adviser to be of comparable quality).
However, up to 10% of total assets may be invested in unrated debt securities of issuers secured by real estate assets where the Fund's investment adviser believes that the securities are trading at a discount and the underlying collateral will ensure repayment of principal. In such situations, it is conceivable that the Fund could, in the event of default, end up holding the underlying real estate directly. A description of the ratings noted above is set forth in the Statement of Additional Information.
EVERGREEN GLOBAL LEADERS FUND
       The investment objective of the EVERGREEN GLOBAL LEADERS FUND is to provide long-term capital growth. It will attempt to achieve its objective by investing primarily in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. There can be no assurance that the Fund will be able to achieve its investment objective. Under normal conditions at least 65% of the Fund's total assets will consist of global equity securities. The Fund will make investments in no less than three countries, which may include the United States. In addition to the United States, the countries in which the Fund may invest include, but are not limited to, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
       The Fund's investment adviser will attempt to screen the largest companies in these and other major industrialized countries and cause the Fund to invest, in the opinion of the Fund's investment adviser, in the 100 best based on certain qualitative and quantitative criteria. Such companies may include those with the highest return on equity and consistent earnings growth. They may also include companies with an established market presence, or which operate in industries or sectors that have, in the opinion of the Fund's investment adviser, significant growth prospects. The criteria will be reviewed and evaluated on an ongoing basis by the Fund's investment adviser.
       In determining what constitutes a major industrialized country, the Fund's investment adviser will look to classifications set forth in the Morgan Stanley Capital International ("MSCI") Index and the various reports on this subject disseminated by the World Bank. The Fund's investment adviser will utilize a series of weighing techniques to insure adequate diversification by country and industry and attempt to identify the largest companies in each market, primarily by reference to the market capitalizations published in the MSCI Index.
                                       13

       Although, as stated above, the Fund expects that investments will be made in no less than three countries including the United States, the Fund may invest more than 25% of its total assets in one country. To the extent that the Fund invests more than 25% of its total assets in the securities of issuers located in one country, the value of the Fund's shares may be subject to greater fluctuations due to the lesser degree of diversification across countries such a policy affords, and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the United States. See "Special Risk Considerations".
INVESTMENT PRACTICES AND RESTRICTIONS
General. The Funds primarily invest in:
       common and preferred stocks, convertible securities and warrants of foreign and domestic corporations. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short-term, particularly those of smaller capitalization companies. Convertible securities in which the Funds invest will generally be of investment grade. Smaller capitalization companies may have limited product lines, markets, or financial resources. These conditions may make them more susceptible to setbacks and reversals. Therefore, their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies;
       obligations of foreign governments and supranational organizations; corporate and foreign government fixed income securities denominated in currencies other than U.S. dollars rated, at the time of purchase, Baa or higher by Moody's or BBB or higher by S&P, or which, if unrated, are considered to be of comparable quality by the Funds' investment advisers or sub-advisers. Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Although the Funds do not intend to invest significantly in debt securities, it should be noted that the prices of fixed income securities fluctuate inversely to the direction of interest rates;
       strategic investments, such as options and futures contracts on currency transactions, securities, securities index futures contracts, and forward foreign currency exchange contracts. The Funds can use these techniques to increase or decrease their exposure to changing security prices, interest rates, currency exchange rates, or other factors that affect security values. (Although, of course, there can be no assurance that these strategic investments will be successful in protecting the value of the Funds' securities.); and
       securities of closed-end investment companies.
The Funds have no present intention of making short sales.
Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, commercial paper, certificates of deposit or bankers' acceptances and other bank obligations, or U.S. government securities and short-term obligations of foreign issuers denominated in U.S. dollars and traded in the United States if, in the opinion of a Fund's investment adviser or sub-adviser, market conditions warrant a temporary defensive investment strategy.
Portfolio Turnover and Brokerage. The portfolio turnover rate of EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN INTERNATIONAL EQUITY FUND was in excess of 100% for their most recent fiscal year. It is anticipated that the annual portfolio turnover rate for EVERGREEN GLOBAL REAL ESTATE EQUITY FUND may exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects brokerage commissions and other transaction costs which the Fund bears directly. A high rate of portfolio turnover will increase such costs. It is contemplated that Lieber & Company, an affiliate of Evergreen Asset Management Corp. and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for EVERGREEN GLOBAL REAL
ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND effected on those exchanges. See the Statement of Additional Information for further information regarding the brokerage allocation practices of the Funds. The portfolio turnover rate for each Fund is set forth in the tables contained in the section entitled "Financial Highlights".
Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Funds to sell the security in the open market in the case of a default. In such a case, the Funds may incur costs in disposing of the security which would increase Fund expenses. Each Fund's investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements. The Funds
                                       14
may not enter into repurchase agreements if, as a result, more than 15% of a Fund's net assets would be held in repurchase agreements maturing in more than seven days and in other securities which are not readily marketable.
When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date. A Fund may dispose of a commitment prior to settlement if the Fund's investment adviser or sub-adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.
Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Illiquid securities include certain restricted securities determined by a Fund's investment adviser or sub-adviser be illiquid, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act"), which have been determined to be liquid, will not be considered by the Funds' investment advisers or sub-advisers to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund's investment adviser or sub-adviser on an ongoing basis, and in the event that such a security is deemed to be no longer liquid, appropriate action will be taken to ensure that the retention of such security does not result in a Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities.
Borrowing. As a matter of fundamental policy, the Funds may not borrow money except as a temporary measure to facilitate redemption requests or for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits applicable to borrowing by each Fund are set forth in the Statement of Additional Information.
       The Funds may agree to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase them at a mutually agreed upon date and price (a "reverse purchase agreement") for temporary or emergency purposes. At the time a Fund enters into a reverse purchase agreement, it will place in a segregated custodian account cash, U.S. Government securities or liquid high-grade debt obligations having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities. The Funds will not enter into reverse repurchase agreements exceeding 5% of the value of their total assets.
Lending of Portfolio Securities. In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial institutions. The Funds' investment advisers or sub-advisers will monitor the creditworthiness of such borrowers. Loans of securities by the Funds, if and when made, may not exceed 30% of the value of the total assets of the EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND, and one-third of the value of the total assets of EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND, and must be collateralized by cash or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby increasing its return. A Fund has the right to call a loan and obtain the securities loaned at any time on notice of not more than five business days. A Fund may pay reasonable fees in connection with such loans.
       There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action.
                                       15

Fixed-Income Securities -- Downgrades. If any security invested in by any of the Funds loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.
Foreign Currency Transactions and Forward Foreign Currency Exchange Contracts. The Funds will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts ("forward contracts"). A forward contract is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. The Funds will not enter into a forward contract with a term of more than one year. In addition to forward contracts entered into for hedging purposes, the Funds will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.
       As described above, a Fund may enter into forward contract in primarily two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering in a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.
       Second, when a Fund's investment adviser or sub-adviser believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amount and the value of such securities denominated in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The Funds do not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis.
       In the second circumstance, State Street Bank and Trust Company, the Funds custodian ("State Street" or the "Custodian") will segregate cash or liquid high-grade debt securities belonging to the Fund in an amount not less than the value of the assets committed to forward foreign currency contracts entered into under such transactions. If the value of the securities segregated declines, additional cash or debt securities will be added on a daily basis (i.e. marked to market) so that the segregated amount will not be less than the amount of the Fund's commitments with respect to such contracts.
Hedging/Cross Hedging. A cross hedge is accomplished by entering into a forward contract or other arrangement with respect to one foreign currency for the purpose of hedging against a possible decline in the value of another foreign currency in which certain of the Fund's portfolio instruments are denominated. The Funds' investment advisers or sub-advisers may enter into a cross hedge, rather than hedge directly, in instances where (i) the rates for forward contracts, options, futures contract or options on futures contracts relating to the currency in which the cross hedge is effected are more favorable than rates for similar instruments denominated in the currency that is to be hedged and
(ii) there is a high degree of correlation between the two currencies with respect to their movement against the U.S. dollar. Cross hedges may be effected using the various hedging instruments described below. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund's investment adviser or sub-adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.
Options and Futures. The Funds may deal in options on foreign currencies, portfolio securities and, in the case of EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND, securities indices. The Funds will use these options to manage market, interest rate and currency risks. The Funds also may write covered call options and secured put options to generate income or lock in gains. EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND may write covered call options and secured put options on up to 25% of their net assets. EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND may write covered call options and secured put options on up to 15% of their net assets. EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND may purchase put and call options provided that no more than 5% of the value of their assets is invested in premiums on such options.
                                       16

       A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The writer forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Funds retain the risk of loss should the price of the underlying security decline. Where such options are used for hedging purposes, if the forecast of a Fund's investment adviser or sub-adviser of the direction of stock prices is incorrect, the Fund may be better off had it not engaged in such transactions. The Funds will write call options only when the options are traded on national securities exchanges in the United States and the options are covered (i.e., the Funds own the optioned securities or securities convertible into or carrying rights to acquire the optioned securities, or the Funds custodian has segregated and maintains cash or liquid high-grade debt securities belonging to the Funds in an amount not less than the value of the assets committed to the written options). The Funds may purchase call options to close out a position. In order to do so, a Fund will make a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which it has previously written on any particular security. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset at a disadvantageous price. Purchasing Put and Call Options on Securities. A Fund may purchase put options to protect its holdings of an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. A Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using put and call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.
Options on Foreign Currencies. As stated above, the Funds may also purchase foreign currency put options; in the case of EVERGREEN GLOBAL REAL ESTATE FUND such options must be traded on U.S. exchanges or U.S. over-the-counter markets. Exchange listed options on seven major currencies are traded in the U.S. In addition, several major U.S. investment firms make markets in unlisted options on foreign currencies. Such unlisted options may be available with respect to a wide range of foreign currencies than listed options and may have more flexible terms, but are generally less liquid than listed options and involve the credit risks associated with the individual issuer. No more than 5% of a Fund's net assets may be represented by premiums paid by the Fund with respect to options on foreign currencies outstanding at any one time. Furthermore, the market value of unlisted options on foreign currencies will be included with other illiquid assets held by the Fund for purposes of the 15% limit on such assets. The Funds may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency.
Currency Futures Contracts and Related Options. The Funds may invest in currency futures contracts and options thereon. If a Fund's investment adviser or sub-adviser anticipates that exchange rates for a particular currency will fall, the Fund will sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge (or in the case of a sale of a call option, a partial hedge) against a decrease in the value of the Fund's securities denominated in such currency. If a Fund's investment adviser or sub-adviser anticipates that exchange rates will rise, the Fund may purchase a currency futures contract or a call option thereon to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase.
       A currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of
                                       17
the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.
       Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into a contract, the premium paid for the option is lost. There are no daily payments of cash in the nature of "variation" or "maintenance" margin by the purchaser of such an option to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.
       The ability to establish and close out positions in currency futures and options on currency futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.
       The Funds may not enter into futures contracts or related options if, immediately thereafter, the amounts committed to margin and premiums paid for unexpired options would exceed 5% of a Fund's net assets and, in the case of EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND, more than 30% of the Funds net assets would be hedged thereby. EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND may also enter into such futures contracts or related options if the aggregate initial margin and premiums required to establish positions other than those considered by the Commodity Futures Trading Commission ("CFTC") to be "bona fide hedging" will not exceed 5% of a Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts. In addition, a Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts sold by a Fund are generally subject to segregation and coverage requirements established by either the CFTC or the Securities and Exchange Commission ("SEC"), with the result that, if a Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate, on an ongoing basis with its custodian, cash, U.S. Government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.
Index Futures and Options Thereon. For bona fide hedging purposes, EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, including non-U.S. exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indices that reflect the market value of securities of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
       EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When a Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, a Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. A Fund may also invest in securities index futures contracts when its investment adviser or sub-adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.
       The use of futures and related options involves special considerations and risks, including: (1) the ability of a Fund to utilize futures successfully will depend on the ability of its investment adviser or sub-adviser to predict pertinent market movements; and (2) the fact that there might be an imperfect correlation (or conceivably no correlation) between the change in the market value of the securities held by a Fund and the prices of the futures relating to the securities purchased or sold by the Fund. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but these instruments can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the investment adviser's or sub-adviser's judgment in this respect will be correct.
       It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although each investment adviser or sub-adviser will consider liquidity before entering into these
                                       18
transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.
Securities of Other Investment Companies. Each Fund may invest in the securities of other open-end investment companies that have investment objectives and policies similar to its own or which are, in the opinion of each Fund's investment adviser, suitable short-term investment vehicles. Each Fund's investment adviser will waive its investment advisory fee on assets invested by a Fund in securities of other open-end investment companies. Any investment by a Fund in the securities of other investment companies will be subject to the limitations on such investments contained in the Investment Company
Act of 1940, as amended ("1940 Act").
SPECIAL RISK CONSIDERATIONS
Risk Characteristics Of Foreign Securities. Investing in non-U.S. securities involves additional risks not normally associated with domestic investments. In an attempt to reduce some of these risks, the Funds diversify their investments broadly among foreign countries which may include both developed and developing countries. With respect to EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND at least three different countries will always be represented. The Funds may take advantage of the unusual opportunities for higher returns available from investing in developing countries. As discussed in detail below under "Emerging Markets", however, these investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.
       To the extent that securities purchased by the Funds are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Funds' net asset values; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by a Fund. If the value of a foreign currency rises against the U.S. dollar, the value of a Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund's assets denominated in that currency will decrease. The performance of the Funds will be measured in U.S. dollars, the base currency for the Funds. When a Fund converts its holdings to another currency it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which such dealers buy and sell currencies.
       The Funds may engage in transactions in foreign securities which are listed on foreign securities exchanges and/or traded in the over-the-counter market. Transactions in listed securities may be effected in the over-the-counter markets if, in the opinion of the Funds' investment advisers or sub-advisers, this affords the Funds the ability to obtain best price and execution. Securities markets of foreign countries in which the Funds may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. The differences between investing in foreign and U.S. companies include: (1) less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons of valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations on foreign companies; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; (5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; (6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the Fund's ability to purchase or sell large blocks of securities and thus obtain the best price; (8) transactions cost, including brokerage charges and custodian charges associated with holding foreign securities, may be higher; (9) the settlement period for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity; (10) foreign securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, the Fund's net asset value may be significantly affected on days when shareholders do not have access to the Fund; (11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries.
       American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally ADRs, in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.
Emerging Markets. The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency
                                       19
values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
       Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.
       Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
       With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economics of such countries or the value of the Funds' investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S. Investments Related to Real Estate. Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants and increase in interest rates. In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaulted, it is conceivable that a Fund could end up holding the underlying real estate.
                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISERS
       The management of each Fund is supervised by the Trustees of the Trust under which the Fund has been established ("Trustees"). Evergreen Asset Management Corp. ("Evergreen Asset") has been retained by EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND as investment adviser. Evergreen Asset succeeded on June 30, 1994 to the advisory business of a corporation with the same name, but under different ownership, which was organized in 1971. Evergreen Asset, with its predecessors, has served as investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). The address of Evergreen Asset is 2500 Westchester Avenue, Purchase, New York 10577. FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. Stephen A. Lieber and Nola Maddox Falcone serve as the chief investment officers of Evergreen Asset. The Capital Management Group of FUNB ("CMG") serves as investment adviser to EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND. Warburg, Pincus Counsellors, Inc. ("Warburg") is sub-adviser to EVERGREEN INTERNATIONAL EQUITY FUND, and Marvin & Palmer Associates, Inc. ("Marvin & Palmer") is sub-adviser to EVERGREEN EMERGING MARKETS GROWTH FUND.
       First Union is headquartered in Charlotte, North Carolina, and had $140 billion in consolidated assets as of December 31, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses in offices throughout the United States. CMG manages or otherwise oversees the investment of over
                                       20

$42.5 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment Trust, the two series of The Evergreen Lexicon Trust and the two series of Evergreen Tax Free Trust.
       As investment adviser to EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND, Evergreen Asset manages the Funds' investments, provides various administrative services and supervises the Funds' daily business affairs, subject to the authority of the Trustees. Evergreen Asset is entitled to receive a fee equal to 1% of average daily net assets on an annual basis from EVERGREEN GLOBAL REAL ESTATE EQUITY FUND, and a fee equal to .95 of
1% of average daily net assets on an annual basis from EVERGREEN GLOBAL LEADERS FUND.
       CMG, along with Warburg and Marvin & Palmer, respectively, manages investments and supervises the daily business affairs of EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND. As compensation therefor, CMG is entitled to receive an annual fee from EVERGREEN INTERNATIONAL EQUITY FUND equal to: .82 of 1% of the first $20 million of average daily net assets; .79 of 1% of the next $30 million of average daily net assets; .76 of 1% of the next $50 million of average daily net assets; and .73 of 1% of average daily net assets in excess of $100 million. From EVERGREEN EMERGING MARKETS GROWTH FUND, CMG is entitled to receive an annual fee equal to: 1.50% of the first $100 million of average daily net assets; 1.45% of the next $100 million of average daily net assets; 1.40% of the next $100 million of average daily net assets; and 1.35% of average daily net assets in excess of $300 million.
     The total expenses as a percentage of average daily net assets on an annual basis of the Funds for the fiscal period ended October 31, 1996 are set forth in the section entitled "Financial Highlights". CMG has agreed to pay Warburg, the sub-adviser to EVERGREEN INTERNATIONAL EQUITY FUND, a fee equal to .55 of 1% of the average daily net assets of the Fund on an annual basis. For its services as sub-adviser to EVERGREEN EMERGING MARKETS GROWTH FUND, Marvin & Palmer receives from CMG a fee equal to: 1% of the first $100 million of average daily net assets; .95 of 1% of the next $100 million of average daily net assets; .90 of 1% of the next $100 million of average daily net assets; and .85 of 1% of average daily net assets in excess of $300 million.
       Evergreen Keystone Investment Services ("EKIS") serves as administrator to EVERGREEN INTERNATIONAL EQUITY FUND, EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN GLOBAL LEADERS FUND and is entitled to receive a fee based on the average daily net assets of these Funds at a rate based on the total assets of the mutual funds administered by EKIS for which CMG, Keystone Investment Management Company ("Keystone") or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion;
 .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. BISYS Fund Services, an affiliate of Evergreen
Keystone Distributor, Inc. (formerly known as Evergreen Funds Distributor,
Inc.), distributor for the Evergreen Keystone group of mutual funds, serves as sub-administrator to EVERGREEN INTERNATIONAL EQUITY FUND, EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN GLOBAL LEADERS FUND and is entitled to receive a fee from each Fund calculated on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by EKIS for which CMG, Keystone or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and
 .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by EKIS for which CMG, Keystone or Evergreen Asset serve as investment adviser were approximately $28.8 billion as of February 28, 1997.
       The portfolio manager for EVERGREEN GLOBAL REAL ESTATE EQUITY FUND is Samuel A. Lieber. Mr. Samuel Lieber has been the Fund's principal manager since inception and has been associated with Evergreen Asset since 1985.
       The portfolio of the EVERGREEN GLOBAL LEADERS FUND is managed by a committee composed of portfolio management and analytical personnel employed by Evergreen Asset. The members of this committee include Stephen A. Lieber, who is Chairman and Co-Chief Executive Officer of Evergreen Asset, and Edwin D. Miska, who is an analyst with Evergreen Asset. Mr. Lieber and Mr. Miska are responsible for the day-to-day operations of the Fund. Mr. Lieber is the founder of
Evergreen Asset and has been associated with Evergreen Asset and its predecessor since 1971. Mr. Miska has been a quantitative analyst with Evergreen Asset and its predecessor since 1986.
                                       21

       The portfolio managers for EVERGREEN INTERNATIONAL EQUITY FUND are Richard Wagoner, Executive Vice President, Chief Investment Officer of CMG since 1973, together with Richard H. King, P. Nicholas Edwards, Harold W. Ehrilich, Nicholas P. W. Horsley and Vincent J. McBride. Mr. King, a senior managing director, has been with Warburg since 1989. Mr. Edwards, a managing director, has been with Warburg since August 1995, before which time he was a director at Jardine Fleming Investment Advisers, Tokyo. Mr. Ehrlich is a managing director and has been with Warburg since 1995, before which time he was a senior vice president, portfolio manager and analyst at Templeton Investment Counsel, Inc. Mr. Horsley is a senior vice president of Warburg and has been with Warburg since 1993, before which time he was a director, portfolio manager and analyst at Barclays deZoete Wedd in New York City. Mr. McBride, a senior vice president of Warburg, has been with Warburg since 1994, before which time he was an international equity analyst at Smith Barney Inc. from 1993 to 1994 and at General Electric Investment Corporation from 1992 to 1993.
       The portfolio managers for EVERGREEN EMERGING MARKETS GROWTH FUND, all of whom have served since the Fund's inception in 1994, are Richard Wagoner, David
F. Marvin, Chairman of Marvin & Palmer who is is primarily responsible for Latin America and currency management, Stanley Palmer, President of Marvin & Palmer who is primarily responsible for Southeast Asia and the India subcontinent, Terry B. Mason, a Vice President of Marvin & Palmer who is primarily responsible for Eastern Europe and Africa, Jay F. Middleton, a portfolio manager for Marvin & Palmer who is primarily responsible for Latin America and the Middle East, and Todd D. Marvin, a portfolio manager for Marvin & Palmer who, along with Mr. Palmer, is primarily responsible for Southeast Asia and the India subcontinent. David F. Marvin and Stanley Palmer, President, founded Marvin & Palmer in 1986. Mr. Mason and Mr. Middleton both joined Marvin & Palmer in 1990. Mr. Todd Marvin joined Marvin & Palmer in 1991.
SUB-ADVISERS
       Evergreen Asset has entered into sub-advisory agreements with Lieber & Company with respect to EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on each Fund's portfolio. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND for the services provided by Lieber & Company. It is contemplated that Lieber & Company will, to the extent practicable, effect substantially all of the portfolio transactions for these Funds on the New York and American Stock Exchanges. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.
       Warburg, the sub-adviser to the EVERGREEN INTERNATIONAL EQUITY FUND, was incorporated in 1970 and is located at 466 Lexington Avenue, New York, New York. Warburg is a professional investment counselling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals, and has broad experience in advising international equity funds. Warburg is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Warburg G.P."), a New York general partnership, which itself is controlled by Warburg, Pincus & Co. ("WP&Co."), also a New York general partnership. Lionel I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg. Warburg G.P. has no business other than being a holding company of Warburg and its subsidiaries. As of January 31, 1997, Warburg was managing approximately $17.9 billion of assets, including approximately $10.7 billion of investment company assets.
       Marvin & Palmer, sub-adviser to the EVERGREEN EMERGING MARKETS GROWTH FUND, was founded in 1986 and is engaged in the management of global, non-United States and emerging markets equity portfolios for institutional accounts. At December 31, 1996, Marvin & Palmer managed a total of $3.4 billion in investments for thirty-seven institutional investors and six commingled funds and served as sub-adviser to another investment company with total assets of $150.9 million.
                                       22

                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       Eligible investors may purchase Fund shares at net asset value by mail or wire as described below. The Funds impose no sales charges on Class Y shares. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Keystone, Evergreen Asset or their affiliates. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investors may make subsequent investments by establishing a Systematic Investment Plan or a Telephone Investment Plan.
Purchases by Mail or Wire. Each investor must complete the Share Purchase Application and mail it, together with a check made payable to the Fund whose shares are being purchased, to State Street at P.O. Box 9021, Boston, Massachusetts 02205-9827. Checks not drawn on U.S. banks will be subject to foreign collection which will delay an investor's investment date and will be subject to processing fees.
       When making subsequent investments, an investor should either enclose the return remittance portion of the statement, or indicate on the face of the check, the name of the Fund in which an investment is to be made, the exact title of the account, the address, and the Fund account number. Purchase requests should not be sent to a Fund in New York. If they are, the Fund must forward them to State Street, and the request will not be effective until State Street receives them.
       Initial investments may also be made by wire by (i) calling State Street at 800-423-2615 for an account number and (ii) instructing your bank, which may charge a fee, to wire federal funds to State Street, as follows: State Street Bank and Trust Company, ABA No.0110-0002-8, Attn: Custodian and Shareholder Services. The wire must include references to the Fund in which an investment is being made, account registration, and the account number. A completed Share Purchase Application must also be sent to State Street indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing the account number. Subsequent wire investments may be made by existing shareholders by following the instructions outlined above. It is not necessary, however, for existing shareholders to call for another account number.
How the Funds Value Their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of each Trust under which each Fund operates believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading market.
Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from such investor's account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen Keystone Funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.
       The Share Purchase Application may not be used to invest in any of the prototype retirement plans for which the Funds are an available investment. For information about the requirements to make such investments, including copies of the necessary application forms, please call the telephone number set forth on the cover page of this Prospectus. A Fund cannot accept investments specifying a certain price or date and reserves the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen Keystone Funds. Although not currently anticipated, each Fund reserves the right to suspend the offer of shares for a period of time.
                                       23

       Shares of each Fund are sold at the net asset value per share next determined after a shareholder's order is received. Investments by federal funds wire or by check will be effective upon receipt by State Street. Qualified institutions may telephone orders for the purchase of Fund shares. Investors may also purchase shares through a broker/dealer, which may charge a fee for the service.
HOW TO REDEEM SHARES
       You may "redeem", i.e. sell, your shares in a Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street which is the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.
       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If the Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Fund shall not be liable for following telephone instructions reasonably believed to be genuine. Also, each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.
General. The sale of shares is a taxable transaction for Federal income tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a
                                       24

Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.
EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen Keystone Funds by telephone or mail as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset value of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen Keystone Fund is subject to the minimum investment and suitability requirements of each Fund.
       Each of the Evergreen Keystone Funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Each Fund imposes a fee of $5 per exchange on shareholders who exchange in excess of four times per calendar year. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold. Exchanges by Telephone and Mail. You may exchange shares with a value of $1,000 or more by telephone by calling State Street (800-423-2615). Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, Evergreen Keystone Distributor, Inc. ("EKD"), the distributor of the Funds' shares, or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application. Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation or termination of the Systematic Investment Plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within twenty-four months of the initial investment. You can open a Systematic Investment Plan in the EVERGREEN INTERNATIONAL EQUITY FUND for a minimum of only $50 per month with no initial investment required.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.
       Shares purchased under the Funds Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment. Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.
                                       25

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.
Tax Sheltered Retirement Plans. Eligible investors may open a pension and profit sharing account in any Evergreen Keystone Fund (except those funds having an objective of providing tax free income) under the following prototype retirement plans: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.
EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG or Evergreen Asset being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG or Evergreen Asset were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       It is the policy of each Fund to distribute to shareholders its investment company income, if any, annually and any net realized capital gains annually or more frequently as required as a condition of continued qualification as a regulated investment company by the Code. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year. Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund making the distribution at the net asset value per share at the close of business on the record date, unless the shareholder has made a written request for payment in cash.
       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any Federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. Most shareholders of the Funds normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from a Fund whether such dividends and distributions are made in cash or in additional shares. Questions on how any distributions will be taxed to the investor should be directed to the investor's own tax adviser.
       Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Certain income from a Fund may qualify for a corporate dividends-received deduction of 70%. Following the end of each calendar year, every shareholder of the
                                       26

Fund will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year.
       A Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by a Fund. See the Statement of Additional Information for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.
       If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by State Street, that your social security or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding.
       The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the Statement of Additional Information. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may be different from Federal income tax consequences described above.
GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund. Organization. The EVERGREEN GLOBAL REAL ESTATE EQUITY FUND and EVERGREEN GLOBAL LEADERS FUND are separate series of the Evergreen Equity Trust (formerly Evergreen Real Estate Equity Trust), a Massachusetts business trust organized in 1988. EVERGREEN INTERNATIONAL EQUITY FUND and EVERGREEN EMERGING MARKETS GROWTH FUND are separate investment series of Evergreen Investment Trust (formerly First Union Funds), a Massachusetts business trust organized in 1984. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees, including the right to demand that a meeting of shareholders be called for the purpose of voting thereon if 10% of the shareholders so request in writing.
       A shareholder in each Class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable contingent deferred sales charges. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series or Class were established in a Fund, each share of the series or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Class A, Class B, Class C and Class Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution, shareholder service and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.
                                       27

Custodian, Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent. State Street is compensated for its services as transfer agent by a fee based upon the number of shareholder accounts maintained for the Funds. The transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares or Class C shares. FUNB may act as sub-transfer agent in connection with certain telephone services provided to the Funds' shareholders, and with respect to shareholders participating in certain employee benefit plans for which FUNB provides recordkeeping services.
Principal Underwriter. EKD, an affiliate of BISYS Fund Services, is located at 120 Clove Road, Little Falls, New Jersey 07424, and is the principal underwriter of the Funds. BISYS Fund Services also acts as sub-administrator to EVERGREEN INTERNATIONAL EQUITY FUND, EVERGREEN EMERGING MARKETS GROWTH FUND and EVERGREEN GLOBAL LEADERS FUND and provides certain sub-administrative services to Evergreen Asset in connection with its role as investment adviser to EVERGREEN GLOBAL REAL ESTATE EQUITY FUND, including providing personnel to serve as officers of the Funds.
Other Classes of Shares. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Keystone, Evergreen Asset or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.
Performance Information. From time to time, the Funds may quote their "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B and Class C shares. A Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of a Fund's shares are assumed to have been paid. Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen/Keystone mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The Principal Underwriter may also reprint, and use as advertising and sales literature, articles from EVERGREEN EVENTS, a quarterly magazine provided to Evergreen Keystone fund shareholders.
       Performance data for each class of shares will be included in any advertisement or sales literature using performance data of a Fund. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the
                                       28
excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.
Liability Under Massachusetts Law. Under Massachusetts law, Trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which the Funds operate provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.
Additional Information. This Prospectus and the Statement of Additional Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Securities Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       29

  INVESTMENT ADVISERS
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
      EVERGREEN EMERGING MARKETS GROWTH FUND, EVERGREEN INTERNATIONAL EQUITY
  FUND
  Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
      EVERGREEN GLOBAL REAL ESTATE EQUITY FUND, EVERGREEN GLOBAL LEADERS FUND CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 DISTRIBUTOR
  Evergreen Keystone Distributor, Inc., 120 Clove Road, Little Falls, New Jersey 07424
                                                                   536121 Rev 02